AmSouth
    Enhanced Market Fund

Q.     HOW DID THE FUND PERFORM?

For the year ended December 31, 2002, the AmSouth Enhanced Market Fund provided a total return of -24.23%. In comparison, the return of the S&P 500 Index(1) was -22.10%.

Q.     WHAT FACTORS CONTRIBUTED TO THE FUND'S UNDERPERFORMANCE?

Much of our underperformance was due to our overweighting in technology stocks. Our investment model led us to expect that the technology sector would bounce back better than it did. We also were underweighted in consumer discretionary and consumer staples, and we lost ground to the benchmark when both sectors held up well during the period.

We were somewhat surprised that consumer discretionary stocks did as well as they did in an economic downturn. However, the mortgage refinancing boom, precipitated by extremely low interest rates, freed up an enormous amount of cash, and enabled consumer discretionary spending to hold up better than we would have thought; in fact, the economic recession would have been more severe if not for the willingness of Americans to keep spending money.

As of December 31, 2002, the portfolio's five largest holdings were Microsoft (3.7% of the portfolio's net assets), Exxon Mobil (3.4%), General Electric (3.4%), Bank of America (2.4%) and Pfizer (2.3%)(2).

Q.     WHAT IS YOUR OUTLOOK FOR 2003?

One wild card is the question of consumer spending. As interest rates rise, and mortgage refinancings wane, consumers are likely to curb their spending. The question is, will businesses be in a position to pick up the slack, and keep the economic recovery on track? Nevertheless, we are cautiously optimistic going forward. We believe that as the economy and the stock market recover, many of the stocks we own should benefit.

[SIDENOTE]

PORTFOLIO MANAGERS

NEIL WRIGHT,
JANNA SAMPSON,
PETER JANKOVSKIS
OAKBROOK INVESTMENTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
12/29/2000 - 12/31/2002
GROWTH OF A $10,000 INVESTMENT.

            AMSOUTH ENHANCED
              MARKET FUND     S&P 500 INDEX
12/31/2000           $10,000        $10,000
1/31/2001            $10,300        $10,355
2/28/2001             $9,353         $9,411
3/31/2001             $8,773         $8,814
4/30/2001             $9,473         $9,499
5/31/2001             $9,496         $9,563
6/30/2001             $9,276         $9,330
7/31/2001             $9,185         $9,239
8/31/2001             $8,589         $8,660
9/30/2001             $7,848         $7,961
10/31/2001            $8,018         $8,113
11/30/2001            $8,681         $8,735
12/31/2001            $8,712         $8,812
1/31/2002             $8,642         $8,683
2/28/2002             $8,463         $8,515
3/31/2002             $8,730         $8,836
4/30/2002             $8,149         $8,300
5/31/2002             $8,062         $8,239
6/30/2002             $7,472         $7,652
7/31/2002             $6,886         $7,056
8/31/2002             $6,890         $7,102
9/30/2002             $6,070         $6,330
10/31/2002            $6,626         $6,887
11/30/2002            $7,030         $7,293
12/31/2002            $6,601         $6,864

 Returns (Inception 12/29/00)
                                      Average Annual Returns
                                     as of December 31, 2002
                                                       SINCE
                                     1 YEAR          INCEPTION
 Enhanced Market                     -24.23%          -18.68%
 S&P 500                             -22.10%          -17.15%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH ENHANCED MARKET FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CONTRACT CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(1) THE PERFORMANCE OF THE AMSOUTH ENHANCED MARKET FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                        SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- 99.4%
        CONSUMER DISCRETIONARY -- 10.6%
5,100   AOL Time Warner, Inc. (b)...............  $   66,810
  200   Apollo Group, Inc. (b)..................       8,800
  100   AutoZone, Inc. (b)......................       7,065
  200   Bed Bath & Beyond, Inc. (b).............       6,906
  100   Big Lots, Inc. (b)......................       1,323
  100   Black & Decker Corp.....................       4,289
  300   Carnival Corp...........................       7,485
  100   Centex Corp.............................       5,020
  200   Circuit City Stores, Inc................       1,484
  200   Dana Corp...............................       2,352
  150   Darden Restaurants, Inc.................       3,068
  700   Delphi Corp.............................       5,635
  400   Dollar General Corp.....................       4,780
  200   Emerson Electric Co.....................      10,170
  200   Federated Department Stores, Inc. (b)...       5,752
  200   Fortune Brands, Inc.....................       9,302
  300   Gannett Co., Inc........................      21,540
  100   Harrah's Entertainment, Inc. (b)........       3,960
  100   Hasbro, Inc.............................       1,155
2,700   Home Depot, Inc.........................      64,692
  100   International Game Technology (b).......       7,592
  100   Johnson Controls, Inc...................       8,017
  100   Jones Apparel Group, Inc. (b)...........       3,544
  100   Knight-Ridder, Inc......................       6,325
  500   Kroger Co. (b)..........................       7,725
  100   Leggett & Platt, Inc....................       2,244
  500   Limited Brands..........................       6,965
  100   Liz Claiborne, Inc......................       2,965
  500   Mattel, Inc.............................       9,575
  300   May Department Stores Co................       6,894
1,400   McDonald's Corp.........................      22,512
  200   McGraw Hill Cos., Inc...................      12,088
  200   Office Depot, Inc. (b)..................       2,952
  100   Omnicom Group, Inc......................       6,460
  300   Safeway, Inc. (b).......................       7,008
  400   Sears, Roebuck & Co.....................       9,580
  100   Snap-on, Inc............................       2,811
  100   Stanley Works...........................       3,458
  500   Staples, Inc. (b).......................       9,150
  100   Starwood Hotels & Resorts
         Worldwide, Inc.........................       2,374
  100   SUPERVALU, Inc..........................       1,651
1,000   Target Corp.............................      30,000
  300   TJX Cos., Inc...........................       5,856
  100   Univision Communications, Inc., Class A
         (b)....................................       2,450
  100   V. F. Corp..............................       3,605
  100   Visteon Corp............................         696
1,500   Wal-Mart Stores, Inc....................      75,765
  100   Wendy's International, Inc..............       2,707
  100   Whirlpool Corp..........................       5,222
  200   YUM! Brands, Inc. (b)...................       4,844
                                                  ----------
                                                     514,623
                                                  ----------
        CONSUMER STAPLES -- 7.5%
  500   Anheuser-Busch Cos., Inc................      24,200
  725   Archer-Daniels-Midland Co...............       8,990
  200   Clorox Co...............................       8,250
1,500   Coca-Cola Co............................      65,729
  300   CVS Corp................................       7,491
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

  179   Del Monte Foods Co. (b).................  $    1,376
  200   General Mills, Inc......................       9,390
  600   Gillette Co.............................      18,216
  400   H.J. Heinz Co...........................      13,148
  100   Hershey Foods Corp......................       6,744
  400   Kellogg Co..............................      13,708
  600   Kimberly-Clark Corp.....................      28,482
  200   Pepsi Bottling Group, Inc...............       5,140
1,530   PepsiCo, Inc............................      64,597
1,600   Philip Morris Cos., Inc.................      64,848
  100   Procter & Gamble Co.....................       8,594
  800   Sara Lee Corp...........................      18,008
                                                  ----------
                                                     366,911
                                                  ----------
        ENERGY -- 6.9%
  300   Anadarko Petroleum Corp.................      14,370
  110   Apache Corp.............................       6,269
  100   Ashland, Inc............................       2,853
  300   Baker Hughes, Inc.......................       9,657
  200   Burlington Resources, Inc...............       8,530
  200   Centerpoint Energy, Inc.................       1,700
  585   ChevronTexaco Corp......................      38,891
  440   ConocoPhillips..........................      21,292
4,700   Exxon Mobil Corp........................     164,217
  500   Halliburton Co..........................       9,355
  100   Kerr-McGee Corp.........................       4,430
  300   Marathon Oil Corp.......................       6,387
  100   Nabors Industries, Ltd. (b).............       3,527
  100   Noble Corp. (b).........................       3,515
  100   Rowan Cos., Inc.........................       2,270
  700   Schlumberger Ltd........................      29,463
  100   Sunoco, Inc.............................       3,318
  200   Transocean, Inc.........................       4,640
                                                  ----------
                                                     334,684
                                                  ----------
        FINANCIALS -- 20.5%
  200   ACE Ltd.................................       5,868
  300   AFLAC, Inc..............................       9,036
1,500   American Express Co.....................      53,025
1,900   American International Group, Inc.......     109,915
  200   Aon Corp................................       3,778
1,700   Bank of America Corp....................     118,269
  800   Bank of New York Co., Inc...............      19,168
  700   Bank One Corp...........................      25,585
  310   Charter One Financial, Inc..............       8,906
  200   Chubb Corp..............................      10,440
3,000   Citigroup, Inc..........................     105,570
  200   Comerica, Inc...........................       8,648
  400   Concord EFS, Inc. (b)...................       6,296
  200   Equity Office Properties Trust..........       4,996
  200   Equity Residential Property.............       4,916
1,100   Fannie Mae..............................      70,763
1,200   FleetBoston Financial Corp..............      29,160
  800   Freddie Mac.............................      47,240
  100   Golden West Financial Corp..............       7,181
  300   Goldman Sachs Group, Inc................      20,430
  300   Hartford Financial Services Group.......      13,629
2,300   J.P. Morgan Chase & Co., Inc............      55,200

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2002

                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
  150   Jefferson Pilot Corp....................  $    5,717
  200   John Hancock Financial
         Services, Inc..........................       5,580
  200   Keycorp.................................       5,028
  200   Lincoln National Corp...................       6,316
  200   Loews Corp..............................       8,892
  300   Marsh & McLennan Cos., Inc..............      13,863
  100   Marshall & Ilsley Corp..................       2,738
  100   MBIA, Inc...............................       4,386
  950   MBNA Corp...............................      18,069
  500   Mellon Financial Corp...................      13,055
  600   Merrill Lynch & Co., Inc................      22,770
  400   MetLife, Inc............................      10,816
  100   Moody's Corp............................       4,129
  700   Morgan Stanley Dean Witter & Co.........      27,944
  200   Plum Creek Timber Co, Inc...............       4,720
  300   PNC Financial Services Group............      12,570
  200   Principal Financial Group, Inc..........       6,026
  200   Providian Financial Corp. (b)...........       1,298
  300   Prudential Financial, Inc...............       9,522
  100   Simon Property Group, Inc...............       3,407
  100   SLM Corp................................      10,386
  300   SouthTrust Corp.........................       7,455
  300   St. Paul Cos., Inc......................      10,215
  400   State Street Corp.......................      15,600
  100   Stilwell Financial, Inc.................       1,307
  100   Torchmark Corp..........................       3,653
  557   Travelers Property Casualty Corp.,
         Class B (b)............................       8,160
  150   Union Planters Corp.....................       4,221
  300   UnumProvident Corp......................       5,262
  100   XL Capital, Ltd., Class A...............       7,725
                                                  ----------
                                                     998,849
                                                  ----------
        HEALTH CARE -- 14.5%
1,400   Abbott Laboratories.....................      56,000
  100   Allergan, Inc...........................       5,762
  720   Amgen, Inc. (b).........................      34,805
  100   Anthem, Inc. (b)........................       6,290
  200   Applied Biosystems Group................       3,508
  600   Baxter International, Inc...............      16,800
  300   Becton, Dickinson & Co..................       9,207
  100   Biogen, Inc. (b)........................       4,006
  250   Biomet, Inc.............................       7,165
1,700   Bristol-Myers Squibb Co.................      39,355
  100   C.R. Bard, Inc..........................       5,800
  300   Cardinal Health, Inc....................      17,757
  100   CIGNA Corp..............................       4,112
  700   Eli Lilly & Co..........................      44,450
  200   Forest Laboratories, Inc. (b)...........      19,644
  200   Genzyme Corp. (b).......................       5,914
  300   Guidant Corp. (b).......................       9,255
  300   HEALTHSOUTH Corp. (b)...................       1,260
  200   Humana, Inc. (b)........................       2,000
  200   IMS Health, Inc.........................       3,200
  700   Johnson & Johnson.......................      37,597
  233   King Pharmaceuticals, Inc. (b)..........       4,005
  100   Manor Care, Inc. (b)....................       1,861
  200   McKesson HBOC, Inc......................       5,406
  100   MedImmune, Inc. (b).....................       2,717
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

1,300   Merck & Co., Inc........................  $   73,593
3,700   Pfizer, Inc.............................     113,109
  800   Pharmacia Corp..........................      33,440
1,500   Schering-Plough Corp....................      33,300
  200   St. Jude Medical, Inc. (b)..............       7,944
  300   Tenet Healthcare Corp. (b)..............       4,920
  200   UnitedHealth Group, Inc.................      16,700
  100   Watson Pharmaceuticals, Inc. (b)........       2,827
  200   Wellpoint Health Networks, Inc. (b).....      14,232
1,500   Wyeth...................................      56,100
  100   Zimmer Holdings, Inc. (b)...............       4,152
                                                  ----------
                                                     708,193
                                                  ----------
        INDUSTRIALS -- 13.0%
  400   3M Co...................................      49,320
  100   Allied Waste Industries, Inc. (b).......       1,000
  100   AMR Corp. (b)...........................         660
  700   Automatic Data Processing, Inc..........      27,475
  100   Avery Dennison Corp.....................       6,108
  900   Boeing Co...............................      29,691
  400   Burlington Northern Santa Fe............      10,404
  200   Caterpillar, Inc........................       9,144
  100   Cooper Industries, Ltd., Class A........       3,645
  100   CSX Corp................................       2,831
  100   Delta Air Lines, Inc....................       1,210
  100   Deluxe Corp.............................       4,210
  100   Eaton Corp..............................       7,811
  100   Equifax, Inc............................       2,314
  200   FedEx Corp..............................      10,844
  800   First Data Corp.........................      28,328
  200   General Dynamics Corp...................      15,874
6,700   General Electric Co.....................     163,145
  200   Genuine Parts Co........................       6,160
  100   Goodrich Corp...........................       1,832
  200   H & R Block, Inc........................       8,040
  900   Honeywell International, Inc............      21,600
  100   Ingersoll Rand Co.......................       4,306
  100   ITT Industries, Inc.....................       6,069
  500   Lockheed Martin Corp....................      28,875
  400   Norfolk Southern Corp...................       7,996
  154   Northrop Grumman Corp...................      14,896
  100   Parker-Hannifin Corp....................       4,613
  300   Pitney Bowes, Inc.......................       9,798
  500   Raytheon Co.............................      15,375
  200   Rockwell Automation.....................       4,142
  100   Rockwell Collins, Inc...................       2,326
  500   Southwest Airlines Co...................       6,950
  200   Textron, Inc............................       8,598
1,138   Tyco International, Ltd.................      19,437
  100   Union Pacific Corp......................       5,987
  700   United Parcel Service, Inc., Class B....      44,156
  100   United States Steel Corp................       1,312
  500   United Technologies Corp................      30,970
  100   W. W. Grainger, Inc.....................       5,155
                                                  ----------
                                                     632,607
                                                  ----------
        INFORMATION TECHNOLOGY -- 16.4%
  600   ADC Telecommunications, Inc. (b)........       1,254

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2002

                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
  200   Adobe Systems, Inc......................  $    4,960
  400   Advanced Micro Devices, Inc. (b)........       2,584
  300   Agilent Technologies, Inc. (b)..........       5,388
  300   Analog Devices, Inc. (b)................       7,161
  300   Apple Computer, Inc. (b)................       4,299
1,200   Applied Materials, Inc. (b).............      15,636
  400   Applied Micro Circuits Corp. (b)........       1,476
  100   Autodesk, Inc...........................       1,430
  200   Avaya, Inc. (b).........................         490
  200   BMC Software, Inc. (b)..................       3,422
  300   Broadcom Corp., Class A (b).............       4,518
5,600   Cisco Systems, Inc. (b).................      73,360
  100   Citrix Systems, Inc. (b)................       1,232
  300   Computer Associates
         International, Inc.....................       4,050
  100   Computer Sciences Corp. (b).............       3,445
  300   Compuware Corp. (b).....................       1,440
  200   Comverse Technology, Inc. (b)...........       2,004
  100   Convergys Corp. (b).....................       1,515
2,900   Dell Computer Corp. (b).................      77,546
  200   eBay, Inc. (b)..........................      13,564
2,500   EMC Corp. (b)...........................      15,350
  200   Fiserv, Inc. (b)........................       6,790
  200   Gateway, Inc. (b).......................         628
1,000   IBM Corp................................      77,500
4,100   Intel Corp..............................      63,837
  200   Intuit, Inc. (b)........................       9,384
  100   Jabil Circuit, Inc. (b).................       1,792
  800   JDS Uniphase Corp. (b)..................       1,976
  200   KLA-Tencor Corp. (b)....................       7,074
  100   Lexmark International Group, Inc.,
         Class A (b)............................       6,050
  300   Linear Technology Corp..................       7,716
  300   Maxim Integrated Products, Inc..........       9,912
  100   Mercury Interactive Corp. (b)...........       2,965
  400   Micron Technology, Inc. (b).............       3,896
3,500   Microsoft Corp. (b).....................     180,950
  100   National Semiconductor Corp. (b)........       1,501
  300   Novell, Inc. (b)........................       1,002
  100   Novellus Systems, Inc. (b)..............       2,808
  100   Nvidia Corp. (b)........................       1,151
6,200   Oracle Corp. (b)........................      66,960
  200   Parametric Technology Corp. (b).........         504
  300   Peoplesoft, Inc. (b)....................       5,490
  100   PerkinElmer, Inc........................         825
  100   PMC-Sierra, Inc. (b)....................         556
  100   QLogic Corp. (b)........................       3,451
  500   Qualcomm, Inc. (b)......................      18,195
  100   R.R. Donnelley & Sons Co................       2,177
  200   Rational Sotware Corp. (b)..............       2,078
  400   Sanmina Corp. (b).......................       1,796
  100   Scientific-Atlanta, Inc.................       1,186
  400   Siebel Systems, Inc. (b)................       2,992
3,700   Sun Microsystems, Inc. (b)..............      11,507
  300   Symbol Technologies, Inc................       2,466
  100   Tektronix, Inc. (b).....................       1,819
1,200   Texas Instruments, Inc..................      18,012
  200   Thermo Electron Corp. (b)...............       4,024
  200   Unisys Corp. (b)........................       1,980
  300   Veritas Software Corp. (b)..............       4,686
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

  200   Waters Corp. (b)........................  $    4,356
  400   Xilinx, Inc. (b)........................       8,240
                                                  ----------
                                                     796,356
                                                  ----------
        MATERIALS -- 3.1%
  300   Air Products and Chemicals, Inc.........      12,825
1,000   Alcoa, Inc..............................      22,780
  100   Ball Corp...............................       5,119
  100   Boise Cascade Corp......................       2,522
  900   Dow Chemical Co.........................      26,730
  600   E.I. du Pont de Nemours & Co............      25,440
  100   Eastman Chemical Co.....................       3,677
  100   Engelhard Corp..........................       2,235
  100   Hercules, Inc. (b)......................         880
  100   International Flavors &
         Fragrances, Inc........................       3,510
  100   Louisiana Pacific Corp. (b).............         806
  100   MeadWestvaco Corp.......................       2,471
  119   Monsanto Co.............................       2,291
  300   Newmont Mining Corp.....................       8,709
  100   Pactiv Corp. (b)........................       2,186
  100   Phelps Dodge Corp. (b)..................       3,165
  100   PPG Industries, Inc.....................       5,015
  200   Praxair, Inc............................      11,554
  200   Rohm & Haas Co..........................       6,496
  100   Temple-Inland, Inc......................       4,481
                                                  ----------
                                                     152,892
                                                  ----------
        TELECOMMUNICATION SERVICES -- 4.3%
1,647   AT&T Wireless Services, Inc. (b)........       9,306
1,800   BellSouth Corp..........................      46,566
1,400   Qwest Communications
         International, Inc. (b)................       7,000
2,500   SBC Communications, Inc.................      67,775
2,000   Verizon Communications..................      77,500
                                                  ----------
                                                     208,147
                                                  ----------
        UTILITIES -- 2.6%
  300   AES Corp. (b)...........................         906
  100   Allegheny Energy, Inc...................         756
  100   Ameren Corp.............................       4,157
  200   American Electric Power Co..............       5,466
  200   Calpine Corp. (b).......................         652
  100   Cinergy Corp............................       3,372
  100   CMS Energy Corp.........................         944
  100   Consolidated Edison, Inc................       4,282
  100   Constellation Energy Group..............       2,782
  200   Dominion Resources, Inc.................      10,980
  100   DTE Energy Co...........................       4,640
  500   Duke Energy Corp........................       9,770
  200   Dynergy Inc., Class A...................         236
  200   Edison International (b)................       2,370
  346   El Paso Energy Corp.....................       2,408
  100   Entergy Corp............................       4,559
  200   Exelon Corp.............................      10,554
  166   FirstEnergy Corp........................       5,473
  100   FPL Group, Inc..........................       6,013
  100   KeySpan Corp............................       3,524
  100   Kinder Morgan, Inc......................       4,227
  219   Mirant Corp. (b)........................         414

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2002

                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
  100   NiSource, Inc...........................  $    2,000
  200   PG&E Corp. (b)..........................       2,780
  100   PPL Corp................................       3,468
  100   Progress Energy, Inc....................       4,335
  100   Public Service Enterprise
         Group, Inc.............................       3,210
  100   Sempra Energy...........................       2,365
  400   Southern Co.............................      11,356
  100   TECO Energy, Inc........................       1,547
  200   TXU Corp................................       3,736
  300   Williams Cos., Inc......................         810
  200   Xcel Energy, Inc........................       2,200
                                                  ----------
                                                     126,292
                                                  ----------
        Total Common Stocks.....................   4,839,554
                                                  ----------
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

INVESTMENT COMPANIES -- 0.7%
34,816  BNY Hamilton Money Fund.................  $   34,816
                                                  ----------
        Total Investment Companies..............      34,816
                                                  ----------
        TOTAL (COST $6,263,276) -- 100.1% (a)...  $4,874,370
                                                  ==========

------------------------------

Percentages indicated are based on net assets of $4,868,473.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation..............  $   152,192
Unrealized depreciation..............   (1,541,098)
                                       -----------
Net unrealized depreciation..........  $(1,388,906)
                                       ===========

(b)  Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

ASSETS:
  Investments, at value (cost
   $6,263,276)..........................  $  4,874,370
  Dividends receivable..................         7,813
  Prepaid expenses and other assets.....           120
                                          ------------
    Total Assets........................     4,882,303
                                          ------------
LIABILITIES:
  Accrued expenses and other payables:
    Shareholder servicing fees..........         1,054
    Custody fees........................            25
    Other...............................        12,751
                                          ------------
      Total Liabilities.................        13,830
                                          ------------
NET ASSETS:
    Capital.............................     7,018,907
    Accumulated net investment income...           199
    Accumulated net realized losses from
     investment transactions............      (761,727)
    Unrealized depreciation from
     investments........................    (1,388,906)
                                          ------------
      Net Assets........................  $  4,868,473
                                          ============
    Outstanding units of beneficial
     interest (shares)..................       742,351
                                          ============
    Net Asset Value.....................  $       6.56
                                          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME:
  Dividend income.......................   $    86,981
                                           -----------
    Total income........................        86,981
                                           -----------
EXPENSES:
    Investment advisory fees............        23,166
    Administration fees.................        10,296
    Shareholder servicing fees..........        12,870
    Accounting fees.....................        19,589
    Audit fees..........................        10,333
    Custodian fees......................           309
    Legal fees..........................         6,277
    Transfer agent fees.................        10,000
    Other fees..........................         5,268
                                           -----------
      Total expenses before fee
      reductions........................        98,108
    Expenses reduced by Investment
     Advisor............................       (15,444)
    Expenses reduced by Administrator...       (10,296)
    Expenses reduced by Transfer
     Agent..............................        (9,228)
                                           -----------
    Net expenses........................        63,140
                                           -----------
Net Investment Income...................        23,841
                                           -----------
REALIZED/UNREALIZED LOSSES FROM
 INVESTMENTS:
  Net realized losses from investment
   transactions.........................      (355,635)
  Change in unrealized
   appreciation/depreciation from
   investments..........................    (1,136,799)
                                           -----------
    Net realized/unrealized losses from
     investments........................    (1,492,434)
                                           -----------
    Change in net assets resulting from
     operations.........................   $(1,468,593)
                                           ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                            YEAR ENDED       YEAR ENDED
                                           DECEMBER 31,     DECEMBER 31,
                                               2002             2001
                                          ---------------  ---------------
OPERATIONS:
  Net investment income.................    $    23,841      $    7,978
  Net realized losses from investment
   transactions.........................       (355,635)       (406,092)
  Change in unrealized
   appreciation/depreciation from
   investments..........................     (1,136,799)       (252,107)
                                            -----------      ----------
  Change in net assets resulting from
   operations...........................     (1,468,593)       (650,221)
                                            -----------      ----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income............        (24,679)         (6,941)
                                            -----------      ----------
  Change in net assets from dividends to
   shareholders.........................        (24,679)         (6,941)
                                            -----------      ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........      1,280,681       1,126,782
  Dividends reinvested..................         24,679           6,941
  Cost of shares redeemed...............       (409,738)         (9,936)
                                            -----------      ----------
  Change in net assets from capital
   share transactions...................        895,622       1,123,787
                                            -----------      ----------
  Change in net assets..................       (597,650)        466,625
NET ASSETS:
  Beginning of period...................      5,466,123       4,999,498
                                            -----------      ----------
  End of period.........................    $ 4,868,473      $5,466,123
                                            ===========      ==========
SHARE TRANSACTIONS:
  Issued................................        163,991         128,969
  Reinvested............................          3,465             758
  Redeemed..............................        (53,692)         (1,141)
                                            -----------      ----------
  Change in shares......................        113,764         128,586
                                            ===========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                        YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                           2002             2001           2000 (A)
                                       -------------    -------------    -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................       $ 8.70           $10.00           $10.00
                                          ------           ------           ------
OPERATIONS:
Net investment income..............         0.03             0.02           --
Net realized/unrealized losses from
 investments.......................        (2.13)           (1.31)          --
                                          ------           ------           ------
Total from operations..............        (2.10)           (1.29)          --
                                          ------           ------           ------
DIVIDENDS:
From net investment income.........        (0.04)           (0.01)          --
                                          ------           ------           ------
Total from dividends...............        (0.04)           (0.01)          --
                                          ------           ------           ------
NET ASSET VALUE, END OF PERIOD.....       $ 6.56           $ 8.70           $10.00
                                          ======           ======           ======
Total Return.......................       (24.23%)         (12.88%)           0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000).............................       $4,868           $5,466           $4,999
Ratio of expenses to average net
 assets............................         1.23%            1.24%            1.25%(c)
Ratio of net investment income
 (loss) to average net assets......         0.46%            0.16%           (1.25%)(c)
Ratio of expenses to average net
 assets*...........................         1.91%            2.12%           14.71%(c)
Portfolio turnover.................        57.79%           94.81%            0.00%

------------------------

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

AmSouth
    International Equity Fund

Q.     HOW DID THE FUND PERFORM?

For the year ended December 31, 2002, the AmSouth International Equity Fund provided a total return of -16.40%. By comparison, the return of the MSCI EAFE Index(1) was -15.66%.

Q.     WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

While international stocks, in general, outperformed the U.S. market, the period was extremely challenging, as markets across the world lost ground. And while we normally would expect to see a premium attached to foreign value stocks over growth stocks, the two sectors performed pretty much the same over the last 12 months.

Naturally, some regions performed better than others. Japan, which had been hammered in recent years, held up much better than most of its global counterparts, while the Pacific Rim (not including Japan) also did relatively well. European issues, on the other hand, suffered through a difficult year.

Because we (Dimensional) began managing the Fund halfway through the period, we must note that there was a transitional period, during which we sold certain stocks that didn't fit our investment discipline and bought others that did support our process.

Our management style is based on extensive market research performed by Eugene Fama at the University of Chicago and Kenneth French at Dartmouth College, documenting that book-to-market and company size are the most important factors influencing stock returns. Under Dimensional's day-to-day management, the Fund's objective will be to provide our shareholders with the opportunity to capture return premiums associated with high book-to-market ratios in international markets.

As of December 31, 2002, the portfolio's five largest holdings were Vodafone Group PLC (7.5%), Credit Suisse Group (2.9%), Matsushita Electric (2.9%), Orange SA (2.4%) and Telefonica SA (2.3%)(2). Our largest country weightings included United Kingdom (25.1%), Japan (19.1%), France (11.3%), Switzerland (7.6%) and Germany (5.9%). The remaining 28.5% of the portfolio's assets was invested in smaller country weightings and cash.

Q.     WHAT IS YOUR OUTLOOK FOR 2003?

Because we are strict practitioners of what we believe to be a unique investment approach, we do not base buy or sell decisions on conclusions that could be drawn about future movements in foreign economies or individual stocks.

Instead, using proprietary quantitative and qualitative analysis. and security selection, we screen the entire universe of large-capitalization, foreign value companies to identify particular stocks for the portfolio. We sell stocks when we determine that a company no longer meets our value criteria.

Our methodology leads us to own more stocks than most funds; normally, the portfolio will be composed of approximately 300 separate holdings. This exceptionally broad diversification adds an element of relative stability, in that no single stock can have too great of an effect on the portfolio's performance.

We will continue to follow this process in 2003 and beyond.

[SIDENOTE]

PORTFOLIO MANAGERS

KAREN MCGINLEY, CFA; ROBERT FEZEKAS, CFA; HEATHER MATHEWS; AKBAR ALI; ANDREW CAIN, CFA; GRAHAM LENNON; STEPHEN GARTH, PH.D.; GARRETT QUIGLEY: AND RAJU JUDE KAMATH
DIMENSIONAL FUND ADVISORS

DIMENSIONAL FUND ADVISORS ("DIMENSIONAL") ASSUMED MANAGEMENT OF THE FUND ON JUNE 28, 2002.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
12/29/2000 - 12/31/2002
GROWTH OF A $10,000 INVESTMENT.

            AMSOUTH INTERNATIONAL FUND  MSCI EAFE INDEX
12/31/2000                     $10,000          $10,000
1/31/2001                       $9,920           $9,995
2/28/2001                       $9,370           $9,247
3/31/2001                       $8,650           $8,634
4/30/2001                       $9,110           $9,240
5/31/2001                       $8,920           $8,921
6/30/2001                       $8,650           $8,560
7/31/2001                       $8,310           $8,405
8/31/2001                       $8,160           $8,194
9/30/2001                       $7,210           $7,365
10/31/2001                      $7,310           $7,554
11/30/2001                      $7,540           $7,833
12/31/2001                      $7,590           $7,879
1/31/2002                       $7,240           $7,461
2/28/2002                       $7,370           $7,514
3/31/2002                       $7,830           $7,961
4/30/2002                       $7,860           $7,982
5/31/2002                       $7,960           $8,090
6/30/2002                       $7,640           $7,771
7/31/2002                       $6,880           $7,004
8/31/2002                       $6,870           $6,990
9/30/2002                       $5,960           $6,241
10/31/2002                      $6,280           $6,577
11/30/2002                      $6,760           $6,876
12/31/2002                      $6,345           $6,646

 Returns (Inception 12/29/00)
                                       Average Annual Returns
                                       as of December 31, 2002
                                                         SINCE
                                      1 YEAR           INCEPTION
 International Equity                 -16.40%           -20.27%
 MSCI EAFE Index                      -15.66%           -18.48%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH INTERNATIONAL EQUITY FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CONTRACT CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(1) THE PERFORMANCE OF THE AMSOUTH INTERNATIONAL EQUITY FUND IS MEASURED AGAINST THE MORGAN STANLEY CAPITAL INTERNATIONAL, MSCI (EUROPE, AUSTRALASIA AND FAR
    EAST) EAFE-REGISTERED TRADEMARK- INDEX, AN UNMANAGED INDEX THAT IS COMPRISED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 20 EUROPEAN AND PACIFIC BASIN COUNTRIES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

INTERNATIONAL INVESTING INVOLVES INCREASED RISK AND VOLATILITY.

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- 97.5%
         AUSTRALIA -- 4.3%
 22,200  AXA Asia Pacific Holdings, Ltd..........  $   30,002
  4,184  BHP Steel, Ltd. (b).....................       7,610
  7,367  Boral Ltd...............................      18,045
 11,806  CSR Ltd.................................      42,016
 17,600  Insurance Australia Group, Ltd..........      27,155
 25,171  M.I.M. Holdings, Ltd....................      21,402
  7,700  Mirvac Group............................      17,951
  8,234  Origin Energy, Ltd......................      17,202
  8,249  Publishing & Broadcasting, Ltd..........      40,179
  7,746  QBE Insurance Group, Ltd................      35,548
  7,310  Santos Ltd..............................      24,780
                                                   ----------
                                                      281,890
                                                   ----------
         AUSTRIA -- 0.3%
  1,907  Telekom Austria AG (b)..................      19,312
                                                   ----------
         BELGIUM -- 1.1%
  2,100  Algemene Maatschappij voor
          Nijverheidskredit NV...................      71,644
                                                   ----------
         DENMARK -- 0.9%
  2,480  Danske Bank A/S.........................      40,993
    730  TDC A/S.................................      17,738
                                                   ----------
                                                       58,731
                                                   ----------
         FINLAND -- 1.2%
  9,386  Fortum Oyj..............................      61,560
  1,900  M-real Oyj..............................      15,951
                                                   ----------
                                                       77,511
                                                   ----------
         FRANCE -- 11.3%
  1,000  Air France..............................       9,696
  5,100  Alcatel SA..............................      22,371
    800  Assurances Generales de France..........      26,781
  7,900  AXA.....................................     106,032
    500  Cap Gemini SA...........................      11,428
    600  Compagnie Generale des Etablissements
          Michelin...............................      20,690
  5,300  France Telecom SA.......................      92,771
    550  Lafarge SA..............................      41,441
    600  Lagardere S.C.A.........................      24,373
 22,100  Orange SA (b)...........................     152,833
  1,100  PSA Peugeot Citroen.....................      44,858
  1,300  Renault SA..............................      61,090
    800  Schneider Electric SA...................      37,854
  5,000  Vivendi Universal SA....................      80,751
                                                   ----------
                                                      732,969
                                                   ----------
         GERMANY -- 5.9%
  1,600  BASF AG.................................      60,278
  2,000  Bayer AG................................      41,976
  1,200  Bayerische Hypo-und Vereinsbank AG......      18,637
  1,500  Commerzbank AG..........................      11,837
  2,800  DaimlerChrysler AG......................      85,652
  1,700  Deutsche Bank AG........................      78,317
  1,150  Deutsche Lufthansa AG (b)...............      10,873
    300  Linde AG................................      11,019
  3,400  T-Online International AG (b)...........      18,803
  1,400  ThyssenKrupp AG.........................      15,779
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------

         GERMANY -- (CONTINUED)
    850  Volkswagen AG...........................  $   30,774
                                                   ----------
                                                      383,945
                                                   ----------
         HONG KONG -- 1.6%
 13,000  Henderson Land Development Co., Ltd.....      39,008
  7,500  Swire Pacific, Ltd......................      28,660
 19,000  Wharf Ltd...............................      35,815
                                                   ----------
                                                      103,483
                                                   ----------
         IRELAND -- 0.7%
  2,627  CRH PLC.................................      32,392
  1,378  Irish Life & Permanent PLC..............      14,895
                                                   ----------
                                                       47,287
                                                   ----------
         ITALY -- 4.0%
 24,000  Banca Nazionale del Lavoro SpA (b)......      26,571
  4,000  Banca Popolare di Milano S.c.r.l. (b)...      14,566
 15,000  Capitalia SpA...........................      19,173
  5,000  Fiat SpA................................      40,664
  2,000  Italcementi SpA.........................      20,148
100,000  Olivetti SpA (b)........................     102,002
 20,000  Pirelli SpA.............................      18,469
  4,000  Tiscali SpA (b).........................      17,966
                                                   ----------
                                                      259,559
                                                   ----------
         JAPAN -- 19.1%
  3,000  Amada Co., Ltd..........................       8,191
  5,000  Bank of Fukuoka, Ltd....................      20,056
  7,000  Chiba Bank, Ltd.........................      22,297
  4,000  Daiwa House Industry Co., Ltd...........      22,516
  1,700  Denso Corp..............................      27,892
  1,000  Fuji Photo Film Co., Ltd................      32,611
  5,000  Furukawa Electric Co., Ltd..............      10,491
  4,000  Gunma Bank, Ltd.........................      17,393
  4,000  Hachijuni Bank, Ltd.....................      16,618
  5,000  Hiroshima Bank, Ltd.....................      16,980
 29,000  Hitachi Ltd.............................     111,190
  7,000  Joyo Bank, Ltd..........................      19,466
  8,000  Kirin Brewery Co., Ltd..................      50,897
  8,000  Komatsu Ltd.............................      26,089
  3,000  Kuraray Co., Ltd........................      18,606
 19,000  Matsushita Electric Industrial Co.,
          Ltd....................................     187,325
  6,000  Matsushita Electric Works, Ltd..........      37,111
 30,000  Mitsubishi Heavy Industries, Ltd........      73,313
  9,000  Mitsubishi Materials Corp...............       9,859
  7,000  Mitsui Trust Holdings, Inc..............      11,385
     83  Mizuho Holdings, Inc....................      77,635
  2,000  NGK Spark Plug Co., Ltd.................      12,943
 13,000  Nippon Oil Corp.........................      58,937
  6,000  Obayashi Corp...........................      13,348
  1,600  Pioneer Corp............................      29,999
 50,000  Resona Holdings, Inc. (b)...............      27,387
  6,000  Sekisui House, Ltd......................      42,471
  6,000  Shizuoka Bank, Ltd......................      38,679
  7,000  Sompo Japan Insurance, Inc..............      40,878
  6,000  Sumitomo Electric Industries, Ltd.......      38,881
 12,000  Toray Industries, Inc...................      25,482
  2,700  Toyota Industries Corp..................      40,613

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2002

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
     43  UFJ Holdings, Inc. (b)..................  $   43,482
                                                   ----------
                                                    1,231,021
                                                   ----------
         NETHERLANDS -- 5.4%
  7,315  Aegon NV................................      94,112
    500  DSM NV..................................      22,761
 12,400  Koninklijke KPN NV (b)..................      80,678
    810  Koninklijke Numico NV...................      10,200
  6,500  Koninklijke Philips Electronics NV......     113,913
  1,205  VNU NV..................................      31,424
                                                   ----------
                                                      353,088
                                                   ----------
         NEW ZEALAND -- 0.2%
 15,800  Carter Holt Harvey, Ltd.................      14,464
                                                   ----------
         NORWAY -- 0.5%
  1,400  Norske Skogsindustrier ASA..............      19,804
  2,900  Storebrand ASA..........................      10,884
                                                   ----------
                                                       30,688
                                                   ----------
         PORTUGAL -- 0.5%
 13,600  Modelo Continente, SGPS, SA (b).........      22,978
 13,600  Modelo Continente, SGPS, SA, RIGHTS
          (b)....................................         871
 27,200  Sonae, SGPS, SA (b).....................      11,417
                                                   ----------
                                                       35,266
                                                   ----------
         SINGAPORE -- 1.9%
  5,000  DBS Group Holdings, Ltd.................      31,709
    548  Haw Par Corp., Ltd......................       1,031
 13,414  United Overseas Bank, Ltd...............      91,257
                                                   ----------
                                                      123,997
                                                   ----------
         SPAIN -- 3.7%
  3,500  Endesa SA...............................      40,953
  4,100  Repsol YPF SA...........................      54,212
 16,500  Telefonica SA (b).......................     147,698
                                                   ----------
                                                      242,863
                                                   ----------
         SWEDEN -- 2.2%
 12,100  Nordea AB...............................      53,325
  2,800  Skandiaviska Enskilda Banken AB.........      23,298
 12,300  Telia AB................................      46,302
  1,200  Volvo AB -- B Shares....................      19,556
                                                   ----------
                                                      142,481
                                                   ----------
         SWITZERLAND -- 7.6%
    400  Baloise Holding, Ltd....................      15,911
  3,300  Compagnie Financiere Richemont AG.......      61,575
  8,700  Credit Suisse Group (b).................     188,760
     60  Givaudan SA.............................      26,904
    440  Holcim Ltd..............................      79,873
    200  SIG Holding AG..........................      21,552
    200  Swatch Group AG.........................      16,634
    160  Swiss Life Holding (b)..................      12,468
  1,200  Syngenta AG.............................      69,473
                                                   ----------
                                                      493,150
                                                   ----------
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
         UNITED KINGDOM -- 25.1%
  6,900  Abbey National PLC......................  $   57,541
 12,000  Aggregate Industries PLC................      14,441
  3,000  Associated British Foods PLC............      28,399
  3,200  Associated British Ports Holdings PLC...      20,581
 15,000  Aviva PLC...............................     106,977
 10,000  BAA PLC.................................      81,138
 10,000  British Airways PLC (b).................      21,734
  5,184  British Land Co. PLC....................      37,723
 24,321  Cable & Wireless PLC....................      17,522
 31,200  Corus Group PLC (b).....................      13,687
  3,740  George Wimpey PLC.......................      16,016
 27,384  Granada PLC.............................      35,158
  2,800  Hammerson PLC...........................      21,322
  7,300  Hanson PLC..............................      32,436
 15,700  Hilton Group PLC........................      42,210
  2,240  Imperial Tobacco Group PLC..............      38,045
 11,100  International Power PLC (b).............      17,110
 12,000  J Sainsbury PLC.........................      53,851
  2,000  Liberty International PLC...............      18,176
 77,250  mmO2 PLC (b)............................      55,031
  8,000  Pearson PLC.............................      73,991
  6,000  Peninsular & Oriental Steam Navigation
          Co.....................................      15,890
  2,000  RMC Group PLC...........................      11,817
 16,100  Rolls-Royce PLC.........................      27,734
 14,300  Royal & Sun Alliance Insurance Group
          PLC....................................      27,799
 10,500  Safeway PLC.............................      36,048
  2,000  Schroders PLC...........................      16,453
 12,225  Scottish Power PLC......................      71,344
  8,600  Six Continents PLC......................      69,503
  4,100  Slough Estates PLC......................      22,376
  2,910  Trinity Mirror PLC......................      20,074
265,600  Vodafone Group PLC......................     484,244
  2,000  Whitbread PLC...........................      17,419
                                                   ----------
                                                    1,623,790
                                                   ----------
         Total Common Stocks.....................   6,327,139
                                                   ----------
         TOTAL (COST $7,592,255) -- 97.5% (a)....  $6,327,139
                                                   ==========

------------------------------

Percentages indicated are based on net assets of $6,488,062.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation..............  $   284,792
Unrealized depreciation..............   (1,549,908)
                                       -----------
Net unrealized depreciation..........  $(1,265,116)
                                       ===========

(b)  Represents non-income producing security.

PLC  -- Public Limited Company

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2002

The table below sets forth the diversification of the International Equity Fund investments by industry.

             INDUSTRY DIVERSIFICATION               PERCENT*
--------------------------------------------------  --------
Aerospace/Defense.................................      0.4%
Airlines..........................................      1.9%
Automobile........................................      5.3%
Banking...........................................     14.9%
Beverages.........................................      0.8%
Building Products.................................      5.3%
Chemicals.........................................      3.4%
Diversified.......................................      3.5%
Electrical & Electronics..........................      9.6%
Energy Sources....................................      1.4%
Financial Services................................      2.3%
Food & Household Products.........................      0.9%
Food Retailer.....................................      0.8%
Forest Products & Paper...........................      0.8%
Hotels & Lodging..................................      0.7%
Insurance.........................................      8.2%
Machinery.........................................      1.5%
Materials & Commodities...........................      1.5%
Oil & Gas Production & Services...................      3.5%
Publishing........................................      4.7%
Real Estate.......................................      2.4%
Retail............................................      3.2%
Telecommunications................................     19.3%
Tobacco...........................................      0.6%
Transportation....................................      0.6%
                                                     ------
    Total Common Stocks...........................     97.5%
                                                     ======

  *  Percentages indicated are based on net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

ASSETS:
  Investments, at value (cost
   $7,592,255)..........................  $  6,327,139
  Cash..................................       129,346
  Foreign currency, at value (cost
   $18,550).............................        19,937
  Interest and dividends receivable.....        11,242
  Receivable from investment advisor....        10,303
  Receivable from reclaims..............         6,148
                                          ------------
    Total Assets........................     6,504,115
                                          ------------
LIABILITIES:
  Accrued expenses and other payables:
    Administration fees.................            88
    Shareholder servicing fees..........         1,392
    Other...............................        14,573
                                          ------------
      Total Liabilities.................        16,053
                                          ------------
NET ASSETS:
    Capital.............................    10,164,603
    Accumulated net realized losses from
     investment and foreign currency
     transactions.......................    (2,413,892)
    Unrealized depreciation from
     investments and translation of
     assets and liabilities denominated
     in foreign currencies..............    (1,262,649)
                                          ------------
        Net Assets......................  $  6,488,062
                                          ============
    Outstanding units of beneficial
     interest (shares)..................     1,026,130
                                          ============
    Net Asset Value.....................  $       6.32
                                          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME:
  Interest income.................................   $     1,143
  Dividend income.................................       176,960
  Foreign withholding tax expense.................       (19,923)
                                                     -----------
    Total income..................................       158,180
                                                     -----------
EXPENSES:
    Investment advisory fees......................        72,849
    Administration fees...........................        14,570
    Shareholder servicing fees....................        18,212
    Accounting fees...............................        10,641
    Audit fees....................................        10,345
    Custodian fees................................        27,723
    Transfer agent fees...........................        10,000
    Other fees....................................        12,420
                                                     -----------
      Total expenses before fee
      reductions/reimbursements...................       176,760
    Expenses reduced/reimbursed by Investment
     Advisor......................................       (51,346)
    Expenses reduced by Administrator.............        (7,285)
    Expenses reduced by Transfer Agent............        (8,907)
                                                     -----------
    Net expenses..................................       109,222
                                                     -----------
Net Investment Income.............................        48,958
                                                     -----------
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
  Net realized losses from investment and foreign
   currency transactions..........................    (1,220,187)
  Change in unrealized appreciation/depreciation
   from investments and translation of assets and
   liabilties denominated in foreign currencies...      (120,319)
                                                     -----------
    Net realized/unrealized losses from
     investments..................................    (1,340,506)
                                                     -----------
    Change in net assets resulting from
     operations...................................   $(1,291,548)
                                                     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                            YEAR ENDED       YEAR ENDED
                                           DECEMBER 31,     DECEMBER 31,
                                               2002             2001
                                          ---------------  ---------------
OPERATIONS:
  Net investment income.................    $    48,958      $    38,278
  Net realized losses from investment
   and foreign currency transactions....     (1,220,187)      (1,313,191)
  Change in unrealized
   appreciation/depreciation from
   investments and translation of assets
   and liabilities denominated in
   foreign currencies...................       (120,319)      (1,142,330)
                                            -----------      -----------
  Change in net assets resulting from
   operations...........................     (1,291,548)      (2,417,243)
                                            -----------      -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income............        (25,849)        --
                                            -----------      -----------
  Change in net assets from dividends to
   shareholders.........................        (25,849)        --
                                            -----------      -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........        200,168          125,787
  Dividends reinvested..................         25,849         --
  Cost of shares redeemed...............       (127,208)            (675)
                                            -----------      -----------
  Change in net assets from capital
   share transactions...................         98,809          125,112
                                            -----------      -----------
  Change in net assets..................     (1,218,588)      (2,292,131)
NET ASSETS:
  Beginning of period...................      7,706,650        9,998,781
                                            -----------      -----------
  End of period.........................    $ 6,488,062      $ 7,706,650
                                            ===========      ===========
SHARE TRANSACTIONS:
  Issued................................         27,016           15,274
  Reinvested............................          4,045         --
  Redeemed..............................        (20,119)             (87)
                                            -----------      -----------
  Change in shares......................         10,942           15,187
                                            ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                       YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                          2002             2001          2000 (A)
                                     ---------------  ---------------  -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................      $ 7.59           $10.00          $10.00
                                         ------           ------          ------
OPERATIONS:
Net investment income..............        0.05             0.04          --
Net realized/unrealized losses from
 investments.......................       (1.29)           (2.45)         --
                                         ------           ------          ------
Total from operations..............       (1.24)           (2.41)         --
                                         ------           ------          ------
DIVIDENDS:
From net investment income.........       (0.03)          --              --
                                         ------           ------          ------
Total from dividends...............       (0.03)          --              --
                                         ------           ------          ------
NET ASSET VALUE, END OF PERIOD.....      $ 6.32           $ 7.59          $10.00
                                         ======           ======          ======
Total Return.......................      (16.40%)         (24.10%)          0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000).............................      $6,488           $7,707          $9,999
Ratio of expenses to average net
 assets............................        1.50%            1.50%           1.50%(c)
Ratio of net investment income to
 average net assets................        0.67%            0.45%          (1.50%)(c)
Ratio of expenses to average net
 assets*...........................        2.43%            2.62%           8.65%(c)
Portfolio turnover.................      118.41%           60.35%           0.00%

------------------------

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

AmSouth
    Large Cap Fund

Q.     HOW DID THE FUND PERFORM?

For the year ended December 31, 2002, the AmSouth Large Cap Fund provided a total return of -23.44%. By comparison, the return of the S&P 500 Index(1) was -22.10%.

Q.     WHAT FACTORS CONTRIBUTED TO THE FUND UNDERFORMING ITS BENCHMARK?

All market sectors were down in 2002, but times were especially difficult for traditional large-company growth stocks, the type of equities we are expected to buy. Some particularly deleterious economic sectors included consumer discretionary, industrials and information technology; the last sector normally represents 22-25% of the Fund's portfolio, and its outsized negative performance dragged the Fund's total return down sharply.

Some previously strong, but of late, very weak individual issues also dampened performance. For example, when this latest period of economic weakness began, many market observers believed that General Electric (2.8% of the portfolio's net assets) was still a shining beacon for investors; in the past, it had soldiered through many a weak market or economy and, yet, had continued to report solid earnings. But in recent months, the tide has turned; General Electric no longer seems invulnerable or loved by the marketplace and its stock price has been hammered.

On the positive side, consumer staples and financials proved to be relatively strong-performing sectors for the Fund, declining, as they did, much less than the overall market.

Reflecting the characteristics of a diversified portfolio, the Fund ended the period with 67 holdings -- including newer acquisitions such as Bed Bath 'N Beyond (0.9%), United Technologies (1.0%) and Sungard Data Systems (0.9%). Stocks that we dropped from the portfolio during the period include Electronic Data Systems, SBC Communications and Bell South.

As of December 31, 2002, the portfolio's five largest holdings were IBM (3.9%), Johnson and Johnson (3.6%), Merck (3.3%), Hewlett Packard (2.9%) and General Electric (2.8%)(2).

Q.     WHAT IS YOUR OUTLOOK FOR 2003?

Evidence we've gathered over the last few months leads us to believe that the first couple of calendar quarters in 2003 will be uneven. But we do think that the latter half of the year will see a rebound in economic activity, in U.S. companies' operating earnings and in stock prices in general. Reflecting the fact that no one can know for certain how the year will pan out, valuation multiples have contracted to some degree, despite the fact that interest rates are very low by historical standards. While interest rates may begin to float somewhat higher, we don't expect rising rates to have a negative impact on the stock market in the short- to intermediate-term. What could compromise market performance would be a failure of earnings to rise as expected.

[SIDENOTE]

PORTFOLIO MANAGER

RON LINDQUIST
SR. VICE PRESIDENT -- PORTFOLIO MANAGER
AMSOUTH INVESTMENT MANAGEMENT
COMPANY, LLC

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
12/29/2000 - 12/31/2002
GROWTH OF A $10,000 INVESTMENT.

            AMSOUTH LARGE CAP FUND  S&P 500 INDEX
12/31/2000                 $10,000        $10,000
1/31/2001                  $10,392        $10,355
2/28/2001                   $9,613         $9,411
3/31/2001                   $8,963         $8,814
4/30/2001                   $9,503         $9,499
5/31/2001                   $9,623         $9,563
6/30/2001                   $9,243         $9,330
7/31/2001                   $9,283         $9,239
8/31/2001                   $8,873         $8,660
9/30/2001                   $8,102         $7,961
10/31/2001                  $8,372         $8,113
11/30/2001                  $9,113         $8,735
12/31/2001                  $9,123         $8,812
1/31/2002                   $9,103         $8,683
2/28/2002                   $8,893         $8,515
3/31/2002                   $9,188         $8,836
4/30/2002                   $8,537         $8,300
5/31/2002                   $8,428         $8,239
6/30/2002                   $7,730         $7,652
7/31/2002                   $7,220         $7,056
8/31/2002                   $7,201         $7,102
9/30/2002                   $6,352         $6,330
10/31/2002                  $7,074         $6,887
11/30/2002                  $7,524         $7,293
12/31/2002                  $6,984         $6,864

 Returns (Inception 12/29/00)
                                       Average Annual Returns
                                       as of December 31, 2002
                                      1 YEAR        SINCE INCEPTION
 Large Cap                            -23.44%           -16.37%
 S&P 500                              -22.10%           -17.15%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH LARGE CAP FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CONTRACT CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(1) THE PERFORMANCE OF THE AMSOUTH LARGE CAP FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- 96.9%
         ADVERTISING -- 0.6%
  2,500  The Interpublic Group of Cos., Inc......  $   35,200
                                                   ----------
         AEROSPACE/DEFENSE -- 2.9%
  2,000  Boeing Co...............................      65,980
    600  General Dynamics Corp...................      47,622
  1,000  United Technologies Corp................      61,940
                                                   ----------
                                                      175,542
                                                   ----------
         BEVERAGES -- 3.6%
  2,500  Coca-Cola Co............................     109,550
  2,500  PepsiCo, Inc............................     105,550
                                                   ----------
                                                      215,100
                                                   ----------
         BUSINESS EQUIPMENT & SERVICES -- 1.2%
  2,500  Paychex, Inc............................      69,750
                                                   ----------
         COMPUTER HARDWARE -- 9.1%
  2,000  Dell Computer Corp. (b).................      53,480
 10,000  Hewlett-Packard Co......................     173,600
  3,000  IBM Corp................................     232,500
  6,000  Network Appliance, Inc. (b).............      60,000
 10,000  Sun Microsystems, Inc. (b)..............      31,100
                                                   ----------
                                                      550,680
                                                   ----------
         COMPUTER SOFTWARE & SERVICES -- 11.1%
  4,000  Automatic Data Processing, Inc..........     157,000
  3,000  BMC Software, Inc. (b)..................      51,330
  6,000  Cisco Systems, Inc. (b).................      78,600
  9,000  EMC Corp. (b)...........................      55,260
  3,000  Microsoft Corp. (b).....................     155,100
 10,000  Oracle Corp. (b)........................     108,000
  2,400  SunGard Data Systems, Inc. (b)..........      56,544
                                                   ----------
                                                      661,834
                                                   ----------
         CONSUMER GOODS -- 3.4%
  1,000  Clorox Co...............................      41,250
  2,500  Gillette Co.............................      75,900
  1,000  Procter & Gamble Co.....................      85,940
                                                   ----------
                                                      203,090
                                                   ----------
         DIVERSIFIED MANUFACTURING -- 5.7%
  7,000  General Electric Co.....................     170,450
  1,500  Honeywell International, Inc............      36,000
  1,100  Illinois Tool Works, Inc................      71,346
  4,000  Tyco International, Ltd.................      68,320
                                                   ----------
                                                      346,116
                                                   ----------
         ELECTRONIC COMPONENTS -- 0.7%
  2,500  Agilent Technologies, Inc. (b)..........      44,900
                                                   ----------
         ENTERTAINMENT -- 1.4%
  5,000  Walt Disney Co..........................      81,550
                                                   ----------
         FINANCIAL SERVICES -- 1.4%
  1,200  American Express Co.....................      42,420
  1,200  Citigroup, Inc..........................      42,228
                                                   ----------
                                                       84,648
                                                   ----------
         FOOD DISTRIBUTORS & WHOLESALERS -- 2.5%
  5,000  SYSCO Corp..............................     148,950
                                                   ----------
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------

         FOOD PRODUCTS, PROCESSING &
         PACKAGING -- 1.1%
  3,000  Sara Lee Corp...........................  $   67,530
                                                   ----------
         HEALTH CARE -- 6.4%
  1,500  Cardinal Health, Inc....................      88,785
  4,000  Johnson & Johnson.......................     214,840
  1,000  UnitedHealth Group, Inc.................      83,500
                                                   ----------
                                                      387,125
                                                   ----------
         HEALTH CARE -- DRUGS -- 2.0%
  2,500  Amgen, Inc. (b).........................     120,850
                                                   ----------
         INSURANCE -- 2.2%
  2,000  AFLAC, Inc..............................      60,240
  1,300  American International Group, Inc.......      75,205
                                                   ----------
                                                      135,445
                                                   ----------
         MACHINERY & EQUIPMENT -- 1.9%
  4,000  Dover Corp..............................     116,640
                                                   ----------
         MEDIA -- 1.0%
  1,000  McGraw Hill Cos., Inc...................      60,440
                                                   ----------
         MEDICAL EQUIPMENT & SUPPLIES -- 3.2%
  2,000  IMS Health, Inc.........................      32,000
  3,500  Medtronic, Inc..........................     159,600
                                                   ----------
                                                      191,600
                                                   ----------
         OFFICE EQUIPMENT & SERVICES -- 1.6%
  3,000  Pitney Bowes, Inc.......................      97,980
                                                   ----------
         PHARMACEUTICALS -- 13.6%
  3,000  Abbott Laboratories.....................     120,000
  2,500  Bristol-Myers Squibb Co.................      57,875
  1,500  Genentech, Inc. (b).....................      49,740
  3,500  Merck & Co., Inc........................     198,135
  5,000  Pfizer, Inc.............................     152,850
  6,500  Schering-Plough Corp....................     144,300
  2,500  Wyeth...................................      93,500
                                                   ----------
                                                      816,400
                                                   ----------
         RAW MATERIALS -- 1.0%
  1,000  Avery Dennison Corp.....................      61,080
                                                   ----------
         RESTAURANTS -- 1.6%
  6,000  McDonald's Corp.........................      96,480
                                                   ----------
         RETAIL -- 10.7%
  1,500  Albertson's, Inc........................      33,390
  1,500  Bed Bath & Beyond, Inc. (b).............      51,795
  3,000  Dollar General Corp.....................      35,850
  4,000  Gap, Inc................................      62,080
  4,500  Home Depot, Inc.........................     107,820
  6,000  TJX Cos., Inc...........................     117,120
  3,000  Wal-Mart Stores, Inc....................     151,530
  3,000  Walgreen Co.............................      87,570
                                                   ----------
                                                      647,155
                                                   ----------
         SEMICONDUCTORS -- 4.2%
  9,000  Applied Materials, Inc. (b).............     117,270
  4,500  Intel Corp..............................      70,065

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2002

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
  2,500  Linear Technology Corp..................  $   64,300
                                                   ----------
                                                      251,635
                                                   ----------
         TELECOMMUNICATIONS-EQUIPMENT -- 1.8%
  4,000  Motorola, Inc...........................      34,600
  3,000  Nokia Oyj -- ADR........................      46,500
  4,000  Tellabs, Inc. (b).......................      29,080
                                                   ----------
                                                      110,180
                                                   ----------
         TOBACCO -- 1.0%
  1,500  Philip Morris Cos., Inc.................      60,795
                                                   ----------
         Total Common Stocks.....................   5,838,695
                                                   ----------
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------

         INVESTMENT COMPANIES -- 3.2%
184,791  AIM Liquid Assets Money Market Fund.....  $  184,791
 10,444  AIM Prime Money Market Fund.............      10,444
                                                   ----------
         Total Investment Companies..............     195,235
                                                   ----------
         TOTAL (COST $7,985,268) -- 100.1% (a)...  $6,033,930
                                                   ==========

------------------------------

Percentages indicated are based on net assets of $6,028,892.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation..............  $   211,365
Unrealized depreciation..............   (2,162,703)
                                       -----------
Net unrealized depreciation..........  $(1,951,338)
                                       ===========

(b)  Represents non-income producing security.
ADR  -- American Depositary Receipt

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

ASSETS:
  Investments, at value (cost $7,985,268).........  $  6,033,930
  Dividends receivable............................         9,242
  Prepaid expenses and other assets...............           147
                                                    ------------
    Total Assets..................................     6,043,319
                                                    ------------
LIABILITIES:
  Accrued expenses and other payables:
    Shareholder servicing fees....................         1,304
    Custody fees..................................            31
    Other.........................................        13,092
                                                    ------------
      Total Liabilities...........................        14,427
                                                    ------------
NET ASSETS:
    Capital.......................................     8,157,292
    Accumulated net investment income.............           185
    Accumulated net realized losses from
     investment transactions......................      (177,247)
    Unrealized depreciation from investments......    (1,951,338)
                                                    ------------
      Net Assets..................................  $  6,028,892
                                                    ============
    Outstanding units of beneficial interest
     (shares).....................................       864,980
                                                    ============
    Net Asset Value...............................  $       6.97
                                                    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME:
  Dividend income.......................  $     79,166
                                          ------------
    Total income........................        79,166
                                          ------------
EXPENSES:
    Investment advisory fees............        43,562
    Administration fees.................        12,447
    Shareholder servicing fees..........        15,558
    Accounting fees.....................         6,768
    Audit fees..........................        10,347
    Custodian fees......................           373
    Legal fees..........................         8,074
    Printing fees.......................         5,980
    Transfer agent fees.................        10,000
    Other fees..........................         1,112
                                          ------------
      Total expenses before fee
      reductions........................       114,221
    Expenses reduced by Investment
     Advisor............................       (24,788)
    Expenses reduced by Administrator...       (12,447)
    Expenses reduced by Transfer
     Agent..............................        (9,066)
                                          ------------
    Net expenses........................        67,920
                                          ------------
Net Investment Income...................        11,246
                                          ------------
REALIZED/UNREALIZED LOSSES FROM
 INVESTMENTS:
  Net realized losses from investment
   transactions.........................      (177,247)
  Change in unrealized
   appreciation/depreciation from
   investments..........................    (1,544,164)
                                          ------------
    Net realized/unrealized losses from
     investments........................    (1,721,411)
                                          ------------
    Change in net assets resulting from
     operations.........................  $ (1,710,165)
                                          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                           YEAR ENDED    YEAR ENDED
                                          DECEMBER 31,  DECEMBER 31,
                                              2002          2001
                                          ------------  ------------
OPERATIONS:
  Net investment income/(loss)..........  $    11,246    $   (2,087)
  Net realized gains/(losses) from
   investment transactions..............     (177,247)        2,716
  Change in unrealized
   appreciation/depreciation from
   investments..........................   (1,544,164)     (407,174)
                                          -----------    ----------
  Change in net assets resulting from
   operations...........................   (1,710,165)     (406,545)
                                          -----------    ----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income............      (11,061)         (629)
  From tax return of capital............      --               (822)
                                          -----------    ----------
  Change in net assets from dividends to
   shareholders.........................      (11,061)       (1,451)
                                          -----------    ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........    1,701,146     1,903,796
  Dividends reinvested..................       11,061         1,451
  Cost of shares redeemed...............     (412,504)      (46,334)
                                          -----------    ----------
  Change in net assets from capital
   share transactions...................    1,299,703     1,858,913
                                          -----------    ----------
  Change in net assets..................     (421,523)    1,450,917
NET ASSETS:
  Beginning of period...................    6,450,415     4,999,498
                                          -----------    ----------
  End of period.........................  $ 6,028,892    $6,450,415
                                          ===========    ==========
SHARE TRANSACTIONS:
  Issued................................      210,820       212,081
  Reinvested............................        1,417           142
  Redeemed..............................      (54,182)       (5,299)
                                          -----------    ----------
  Change in shares......................      158,055       206,924
                                          ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                                                         PERIOD
                                       YEAR ENDED      YEAR ENDED         ENDED
                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                          2002            2001          2000 (A)
                                      -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................      $  9.12         $10.00           $10.00
                                         -------         ------           ------
OPERATIONS:
Net investment income..............         0.01         --               --
Net realized/unrealized losses from
 investments.......................        (2.15)         (0.88)          --
                                         -------         ------           ------
Total from operations..............        (2.14)         (0.88)          --
                                         -------         ------           ------
DIVIDENDS:
From net investment income.........        (0.01)        --               --
                                         -------         ------           ------
Total from dividends...............        (0.01)        --               --
                                         -------         ------           ------
NET ASSET VALUE, END OF PERIOD.....      $  6.97         $ 9.12           $10.00
                                         =======         ======           ======
Total Return.......................       (23.44%)        (8.77%)           0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000).............................      $ 6,029         $6,450           $4,999
Ratio of expenses to average net
 assets............................         1.09%          1.16%            1.25%(c)
Ratio of net investment
 income/(loss) to average net
 assets............................         0.18%         (0.04%)          (1.25%)(c)
Ratio of expenses to average net
 assets*...........................         1.84%          2.05%           14.96%(c)
Portfolio turnover.................         4.74%          4.81%            0.00%

------------------------

(a) For the period from December 29, 2000 (commencement of operations) to December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

AmSouth
    Mid Cap Fund

Q.     HOW DID THE FUND PERFORM?

For the year ended December 31, 2002, the AmSouth Mid Cap Fund provided a total return of -22.00%. In comparison, the return of the Russell MidCap Growth Index(1) was -27.41%.

Q.     WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

The Fund had a very strong first six months, relative to our benchmark, and maintained most of that advantage through the latter half of the year.

During the period since the new sub-advisor, OakBrook Investments, took over the day-to-day management of the Fund, our performance suffered slightly due to our overweighting technology and energy stocks (which didn't perform up to our expectations) and underweighting health care names (which did better than we expected). Technology, in particular, had a rough third calendar quarter, while energy stocks have been adversely affected by tensions in the Middle East.

As of December 31, 2002, the portfolio's five largest holdings were Washington Post (1.9% of the portfolio's net assets), S&P 400 Depository Receipts (1.2%), Microchip Technology (1.2%), DST Systems (1.1%) and National Commerce Financial (1.1%)(2).

Q.     WHAT IS YOUR OUTLOOK FOR 2003?

The mid-cap sector performs somewhat differently from the large-cap arena, since earnings growth tends to be slightly easier for these smaller companies. Mid-cap issues didn't run up as far as larger names did in the late 1990s. This has allowed midcaps to outperform in recent years, and we may see a continuation of that trend in the year ahead. However, midcaps will react, along with the broader market, to potential fallout from a war with Iraq. We expect the mid-cap sector to be quite volatile, as stocks react to changing war conditions. A quick resolution to a war with Iraq may cause the stock market to surge and in that environment, mid-cap stocks may lag slightly when compared to larger-cap stocks. In contrast, a prolonged war may favor the mid-cap sector.

[SIDENOTE]

PORTFOLIO MANAGERS

NEIL WRIGHT,
JANNA SAMPSON,
PETER JANKOVSKIS
OAKBROOK INVESTMENTS

OAKBROOK INVESTMENTS ASSUMED MANAGEMENT OF THE FUND ON JUNE 20, 2002.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
12/29/2000 - 12/31/2002
GROWTH OF A $10,000 INVESTMENT.

            AMSOUTH MID CAP FUND  RUSSELL MIDCAP GROWTH INDEX
12/31/2000               $10,000                      $10,000
1/31/2001                $10,300                      $10,571
2/28/2001                 $8,770                       $8,743
3/31/2001                 $8,100                       $7,491
4/30/2001                 $8,710                       $8,740
5/31/2001                 $8,830                       $8,699
6/30/2001                 $8,650                       $8,704
7/31/2001                 $8,280                       $8,117
8/31/2001                 $7,660                       $7,528
9/30/2001                 $6,830                       $6,284
10/31/2001                $6,910                       $6,945
11/30/2001                $7,340                       $7,692
12/31/2001                $7,590                       $7,985
1/31/2002                 $7,280                       $7,726
2/28/2002                 $6,910                       $7,288
3/31/2002                 $7,300                       $7,844
4/30/2002                 $7,360                       $7,429
5/31/2002                 $7,110                       $7,207
6/30/2002                 $6,740                       $6,412
7/31/2002                 $6,110                       $5,789
8/31/2002                 $6,140                       $5,768
9/30/2002                 $5,620                       $5,310
10/31/2002                $5,850                       $5,721
11/30/2002                $6,170                       $6,169
12/31/2002                $5,920                       $5,797

 Returns (Inception 12/29/00)
                                       Average Annual Returns
                                       as of December 31, 2002
                                                         SINCE
                                      1 YEAR           INCEPTION
 Mid Cap                              -22.00%           -22.98%
 Russell MidCap Growth Index          -27.41%           -23.86%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH MID CAP FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CONTRACT CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

(1) THE PERFORMANCE OF THE AMSOUTH MID CAP FUND IS MEASURED AGAINST THE RUSSELL MIDCAP-REGISTERED TRADEMARK- GROWTH INDEX, AN UNMANAGED INDEX REPRESENTATIVE OF THE PERFORMANCE OF A BASKET OF MORE THAN 430 MID-CAP GROWTH STOCKS. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- 95.3%
         CONSUMER DISCRETIONARY -- 17.1%
    400  99 Cents Only Stores (b)................  $   10,744
  1,000  Abercrombie & Fitch Co., Class A (b)....      20,460
    300  ArvinMeritor, Inc.......................       5,001
    100  Bandag, Inc.............................       3,868
    700  Barnes & Noble, Inc. (b)................      12,649
    600  Belo Corp., Class A.....................      12,792
    700  BJ's Wholesale Club, Inc. (b)...........      12,810
    200  Blyth, Inc..............................       5,352
    200  Bob Evans Farms, Inc....................       4,670
    800  Borders Group, Inc. (b).................      12,880
    100  BorgWarner, Inc.........................       5,042
    500  Brinker International, Inc. (b).........      16,125
    400  Callaway Golf Co........................       5,300
    200  Career Education Corp. (b)..............       8,000
    500  CarMax, Inc. (b)........................       8,940
    100  CDW Computer Centers, Inc. (b)..........       4,385
    200  Claire's Stores, Inc....................       4,414
    700  Clayton Homes, Inc......................       8,526
    500  Coach, Inc. (b).........................      16,460
    900  Copart, Inc. (b)........................      10,656
    300  CRBL Group, Inc.........................       9,039
    700  D. R. Horton, Inc.......................      12,145
    600  Dollar Tree Stores, Inc. (b)............      14,742
    300  Emmis Communications Corp., Class A
          (b)....................................       6,249
    200  Federal Signal Corp.....................       3,884
    500  Furniture Brands International, Inc.
          (b)....................................      11,925
    300  GTECH Holdings Corp. (b)................       8,358
    500  Harte-Hanks, Inc........................       9,335
    600  Hispanic Broadcasting Corp. (b).........      12,330
    300  International Speedway Corp.,
          Class A................................      11,187
    300  Krispy Kreme Doughnuts, Inc. (b)........      10,131
    200  Lancaster Colony Corp...................       7,816
    700  Lear Corp. (b)..........................      23,296
    200  Lee Enterprises, Inc....................       6,704
    300  Lennar Corp.............................      15,480
    300  Macrovision Corp. (b)...................       4,812
    100  Media General, Inc., Class A............       5,995
    700  Michaels Stores, Inc. (b)...............      21,910
    200  Modine Manufacturing Co.................       3,536
    300  Mohawk Industries, Inc. (b).............      17,085
    100  Papa John's International, Inc. (b).....       2,788
  3,100  Park Place Entertainment Corp. (b)......      26,040
    100  Payless ShoeSource, Inc. (b)............       5,147
    700  PETsMART, Inc. (b)......................      11,991
  1,000  Pier 1 Imports, Inc.....................      18,930
    500  Reader's Digest Assoc., Class A.........       7,550
    800  Ross Stores, Inc........................      33,912
    700  Saks, Inc. (b)..........................       8,218
    200  Scholastic Corp. (b)....................       7,190
    500  Six Flags, Inc. (b).....................       2,855
    100  Superior Industries
          International, Inc.....................       4,136
    200  Swift Transportation Co., Inc. (b)......       4,004
    200  Timberland Company, Class A (b).........       7,122
    300  Unifi, Inc. (b).........................       1,575
    100  Washington Post Co., Class B............      73,800
    700  Westwood One, Inc. (b)..................      26,152
                                                   ----------
                                                      646,443
                                                   ----------
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------

         CONSUMER STAPLES -- 4.9%
    200  Church & Dwight Co., Inc................  $    6,086
    400  Constellation Brands, Inc., Class A
          (b)....................................       9,484
    500  Dial Corp...............................      10,185
    300  Dole Food Co., Inc......................       9,774
    200  Dreyer's Grand Ice Cream, Inc...........      14,192
  1,400  Hormel Foods Corp.......................      32,662
    200  Interstate Bakeries Corp................       3,050
    300  J.M. Smucker Co.........................      11,943
    200  Longs Drug Stores Corp..................       4,148
  1,400  McCormick & Co., Inc....................      32,480
  1,200  PepsiAmericas, Inc......................      16,116
    200  Ruddick Corp............................       2,738
    200  Sensient Technologies Corp..............       4,494
  1,000  Smithfield Foods, Inc. (b)..............      19,840
    300  Tyson Foods, Inc., Class A..............       3,366
    100  Universal Corp..........................       3,696
                                                   ----------
                                                      184,254
                                                   ----------
         ENERGY -- 9.2%
    500  Cooper Cameron Corp. (b)................      24,910
  1,300  ENSCO International, Inc................      38,285
    300  Equitable Resources, Inc................      10,512
    300  FMC Technologies, Inc. (b)..............       6,129
    200  Forest Oil Corp. (b)....................       5,530
    500  Grant Prideco, Inc. (b).................       5,820
    400  Helmerich & Payne, Inc..................      11,164
    800  Murphy Oil Corp.........................      34,280
    600  National-Oilwell, Inc. (b)..............      13,104
    300  Noble Energy, Inc.......................      11,265
  1,400  Ocean Energy, Inc.......................      27,958
    300  Peabody Energy Corp.....................       8,769
    800  Pepco Holdings, Inc.....................      15,512
    600  Pioneer Natural Resources Co. (b).......      15,150
    500  Smith International, Inc. (b)...........      16,310
    500  Tidewater, Inc..........................      15,550
    800  Valero Energy Corp......................      29,552
    700  Weatherford International, Ltd. (b).....      27,951
    200  Western Gas Resources, Inc..............       7,370
  1,000  XTO Energy, Inc.........................      24,700
                                                   ----------
                                                      349,821
                                                   ----------
         FINANCIALS -- 16.7%
    600  Allmerica Financial Corp................       6,060
    700  American Financial Group, Inc...........      16,149
    200  AmeriCredit Corp. (b)...................       1,548
    900  Arthur J. Gallagher & Co................      26,442
    400  Associated Banc-Corp....................      13,576
    900  Astoria Financial Corp..................      24,435
    400  Bank of Hawaii Corp.....................      12,156
  1,500  Banknorth Group, Inc....................      33,900
    300  City National Corp......................      13,197
    600  Colonial BancGroup, Inc.................       7,158
  1,200  Compass Bancshares, Inc.................      37,524
  1,900  E*TRADE Group, Inc. (b).................       9,234
    500  Everest Re Group, Ltd...................      27,650
    500  Fidelity National Financial, Inc........      16,415
    400  FirstMerit Corp.........................       8,664
    500  GreenPoint Financial Corp...............      22,590

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2002

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
    100  HCC Insurance Holdings, Inc.............  $    2,460
  1,600  Hibernia Corp., Class A.................      30,816
    200  Horace Mann Educators Corp..............       3,066
    300  Hospitality Properties Trust............      10,560
    300  Independence Community Bank Corp........       7,614
    100  IndyMac Bancorp, Inc. (b)...............       1,849
    500  Investment Technology Group, Inc. (b)...      11,180
    300  LaBranche & Co., Inc. (b)...............       7,992
    300  M&T Bank Corp...........................      23,805
  1,700  National Commerce Financial Corp........      40,545
    400  Neuberger Berman, Inc...................      13,396
    500  New Plan Excel Realty Trust.............       9,545
    300  Ohio Casualty Corp. (b).................       3,885
  1,200  Old Republic International Corp.........      33,600
    900  PMI Group, Inc..........................      27,036
    300  Protective Life Corp....................       8,256
    200  Provident Financial Group, Inc..........       5,206
    500  SEI Investments Co......................      13,590
    200  Silicon Valley Bancshares (b)...........       3,650
    100  Sovereign Bancorp, Inc..................       1,405
    200  StanCorp Financial Group, Inc...........       9,770
    800  TCF Financial Corp......................      34,952
    800  Waddell & Reed Financial, Inc.,
          Class A................................      15,736
    200  Webster Financial Corp..................       6,960
    200  Westamerica Bancorporation..............       8,036
    700  Wilmington Trust Corp...................      22,176
                                                   ----------
                                                      633,784
                                                   ----------
         HEALTH CARE -- 11.3%
  1,000  AdvancePCS (b)..........................      22,210
    300  Apria Healthcare Group, Inc. (b)........       6,672
    200  Barr Laboratories, Inc. (b).............      13,018
    200  Charles River Laboratories
          International, Inc. (b)................       7,696
    300  Covance, Inc. (b).......................       7,377
    600  Cytyc Corp. (b).........................       6,120
    800  DENTSPLY International, Inc.............      29,760
    300  Edwards Lifesciences Corp. (b)..........       7,641
    100  Express Scripts, Inc., Class A (b)......       4,804
  1,000  Gilead Sciences, Inc. (b)...............      34,000
    100  Health Net Inc. (b).....................       2,640
    500  Henry Schein, Inc. (b)..................      22,500
    600  Hillenbrand Industries, Inc.............      28,986
    400  ICN Pharmaceuticals, Inc................       4,364
    800  IDEC Pharmaceuticals Corp. (b)..........      26,536
    300  Incyte Genomics, Inc. (b)...............       1,368
  1,500  IVAX Corp. (b)..........................      18,195
    200  LifePoint Hospitals, Inc. (b)...........       5,986
  3,000  Millenium Pharmaceuticals, Inc. (b).....      23,820
    600  Mylan Laboratories, Inc.................      20,940
    900  Oxford Health Plans, Inc. (b)...........      32,805
    200  PacifiCare Health Systems, Inc. (b).....       5,620
    400  Perrigo Co. (b).........................       4,860
    900  Protein Design Labs, Inc. (b)...........       7,650
    400  Sepracor, Inc. (b)......................       3,868
  1,100  SICOR, Inc. (b) (b).....................      17,435
    300  Steris Corp. (b)........................       7,275
    400  Triad Hospitals, Inc. (b)...............      11,932
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------

    300  Universal Health Services, Inc. (b).....  $   13,530
    500  Varian Medical Systems, Inc. (b)........      24,800
    300  VISX, Inc. (b)..........................       2,874
                                                   ----------
                                                      427,282
                                                   ----------
         INDUSTRIALS -- 11.9%
    400  AGCO Corp...............................       8,840
    200  Airborne, Inc...........................       2,966
    100  Alaska Air Group, Inc. (b)..............       2,165
    200  Albany International Corp., Class A.....       4,132
    200  Alexander & Baldwin, Inc................       5,158
    200  Ametek, Inc.............................       7,698
    200  Atlas Air Worldwide Holdings, Inc.
          (b)....................................         302
    100  Banta Corp..............................       3,127
    200  C.H. Robinson Worldwide, Inc............       6,240
    200  Carlisle Cos., Inc......................       8,276
    700  Ceridian Corp. (b)......................      10,094
    300  Certegy Inc. (b)........................       7,365
    100  CheckFree Corp. (b).....................       1,600
    400  ChoicePoint, Inc. (b)...................      15,796
    100  CNF, Inc................................       3,324
    100  CSG Systems International, Inc. (b).....       1,365
    100  DeVry, Inc. (b) (b).....................       1,661
    200  Donaldson Co., Inc......................       7,200
  1,200  DST Systems, Inc. (b)...................      42,660
    400  Dun & Bradstreet Corp. (b)..............      13,796
    200  Dycom Industries, Inc. (b)..............       2,650
    200  Education Management Corp. (b)..........       7,520
    200  EGL, Inc. (b)...........................       2,850
    500  Energizer Holdings, Inc. (b)............      13,950
    500  Expeditors International of
          Washington, Inc........................      16,325
    200  Fastenal Co.............................       7,478
    300  Flowserve Corp. (b).....................       4,437
    100  GATX Corp...............................       2,282
    200  Granite Construction, Inc...............       3,100
    200  Harsco Corp.............................       6,378
    200  Herman Miller, Inc......................       3,680
    600  HON Industries, Inc.....................      16,968
    200  J.B. Hunt Transport Services, Inc.
          (b)....................................       5,860
    300  Jacobs Engineering Group, Inc. (b)......      10,680
    200  Kaydon Corp.............................       4,242
    200  Kelly Services, Inc., Class A...........       4,942
    200  Kennametal, Inc.........................       6,896
    200  Korn/Ferry International (b)............       1,496
    100  L-3 Communications Holdings, Inc. (b)...       4,491
    200  Manpower, Inc...........................       6,380
    500  MPS Group, Inc. (b).....................       2,770
    200  Nordson Corp............................       4,966
    200  Overseas Shipholding Group, Inc.........       3,580
    500  Pentair, Inc............................      17,275
    300  Pittston Brink's Group..................       5,544
    300  Precision Castparts Corp................       7,275
    300  Quanta Services, Inc. (b)...............       1,050
  1,700  Republic Services, Inc. (b).............      35,666
    200  Rollins, Inc............................       5,090
    100  Sequa Corp., Class A (b)................       3,911
    300  Sotheby's Holdings, Inc., Class A (b)...       2,700
    200  Sylvan Learning Systems, Inc. (b).......       3,280

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2002

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
    100  Tecumseh Products Co., Class A..........  $    4,413
    400  Teleflex, Inc...........................      17,156
    200  Trinity Industries, Inc.................       3,792
    300  Valassis Communications, Inc. (b).......       8,829
    200  Varian, Inc. (b)........................       5,738
    800  Viad Corp...............................      17,880
    200  Wallace Computer Services, Inc..........       4,302
    400  York International Corp.................      10,228
                                                   ----------
                                                      451,815
                                                   ----------
         INFORMATION TECHNOLOGY -- 12.4%
  3,000  3Com Corp. (b)..........................      13,890
    300  Activision, Inc. (b)....................       4,377
    200  ADTRAN, Inc. (b)........................       6,580
    800  Advanced Fibre Communications, Inc.
          (b)....................................      13,344
    200  Advent Software, Inc. (b)...............       2,726
    700  Affiliated Computer Services, Inc.,
          Class A (b)............................      36,855
    500  Arrow Electronics, Inc. (b).............       6,395
  1,300  Ascential Software Corp. (b)............       3,120
  4,600  Atmel Corp. (b).........................      10,258
  1,000  Avnet, Inc..............................      10,830
    200  Avocent Corp. (b).......................       4,444
    100  Cabot Microelectronics Corp. (b)........       4,720
  1,300  Cadence Design System, Inc. (b).........      15,327
    400  Cirrus Logic, Inc. (b)..................       1,152
    300  CommScope, Inc. (b).....................       2,370
    300  Credence Systems Corp. (b)..............       2,799
    400  Cree, Inc. (b)..........................       6,540
  1,200  Cypress Semiconductor Corp. (b).........       6,864
    700  Diebold, Inc............................      28,854
    600  Fairchild Semiconductor Corp., Class A
          (b)....................................       6,426
    200  FEI Co. (b).............................       3,058
    400  Gartner, Inc., Class B (b)..............       3,780
    500  Harris Corp.............................      13,150
    200  Imation Corp. (b).......................       7,016
    200  InFocus Corp. (b).......................       1,232
  1,000  Integrated Device Technology, Inc.
          (b)....................................       8,370
    300  International Rectifier Corp. (b).......       5,538
    200  Internet Security Systems, Inc. (b).....       3,666
    700  Intersil Corp., Class A (b).............       9,758
    400  Keane, Inc. (b).........................       3,596
    400  KEMET Corp. (b).........................       3,496
    600  Lam Research Corp. (b)..................       6,480
  1,100  Lattice Semiconductor Corp. (b).........       9,647
    600  Legato Systems, Inc. (b)................       3,018
    200  LTX Corp. (b)...........................       1,206
    300  Macromedia, Inc. (b)....................       3,195
    600  McDATA Corp., Class A (b)...............       4,260
  1,800  Microchip Technology, Inc...............      44,010
    800  Network Associates, Inc. (b)............      12,872
    200  Newport Corp. (b).......................       2,512
    200  Plantronics, Inc. (b)...................       3,026
    200  Plexus Corp. (b)........................       1,756
  1,000  Polycom, Inc. (b).......................       9,520
    300  Powerwave Technologies, Inc. (b)........       1,620
    800  Quantum Corp. (b).......................       2,136
    300  Retek, Inc. (b).........................         816
    400  Reynolds & Reynolds Co., Class A........      10,188
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------

  1,700  RF Micro Devices, Inc. (b)..............  $   12,461
    300  RSA Security, Inc. (b)..................       1,797
    300  SanDisk Corp. (b).......................       6,090
    500  Storage Technology Corp. (b)............      10,710
  1,000  Sybase, Inc. (b)........................      13,400
    200  Sykes Enterprises, Inc. (b).............         656
    800  Symantec Corp. (b)......................      32,408
    400  Synopsys, Inc. (b)......................      18,460
    200  Transaction Systems Architects, Inc.
          Class A (b)............................       1,300
  1,300  TriQuint Semiconductor, Inc. (b)........       5,512
    400  Wind River Systems, Inc. (b)............       1,640
                                                   ----------
                                                      471,227
                                                   ----------
         MATERIALS -- 4.8%
    100  A. Schulman, Inc........................       1,861
    300  Airgas, Inc. (b)........................       5,175
    500  AK Steel Holding Corp. (b)..............       4,000
    200  Albemarle Corp..........................       5,690
    300  Arch Coal, Inc..........................       6,477
    600  Cabot Corp..............................      15,924
    100  Carpenter Technology Corp...............       1,245
    600  Crompton Corp...........................       3,570
    200  Cytec Industries, Inc. (b)..............       5,456
    200  Ferro Corp..............................       4,886
    300  FMC Corp. (b)...........................       8,196
    200  Glatfelter..............................       2,632
    300  GrafTech International, Ltd. (b)........       1,788
    100  H.B. Fuller Co..........................       2,588
    300  Longview Fibre Co.......................       2,169
    500  Lubrizol Corp...........................      15,250
    800  Lyondell Chemical Co....................      10,112
    500  Martin Marietta Materials, Inc..........      15,330
    100  Minerals Technologies, Inc..............       4,315
    300  Olin Corp...............................       4,665
    500  Packaging Corp. of America (b)..........       9,120
    100  Potlatch Corp...........................       2,388
    100  Rayonier, Inc...........................       4,525
  1,200  RPM, Inc................................      18,336
  1,000  Solutia, Inc............................       3,630
    900  Sonoco Products Co......................      20,637
    300  Wausau-Mosinee Paper Corp...............       3,366
                                                   ----------
                                                      183,331
                                                   ----------
         TELECOMMUNICATION SERVICES -- 0.5%
    300  Price Communications Corp. (b)..........       4,149
    300  Telephone & Data Systems, Inc...........      14,106
                                                   ----------
                                                       18,255
                                                   ----------
         UTILITIES -- 6.5%
    300  AGL Resources, Inc......................       7,290
    400  ALLETE, Inc.............................       9,072
    400  Alliant Energy Corp.....................       6,620
    500  American Water Works Co., Inc...........      22,740
    700  Aquila, Inc.............................       1,239
    100  Black Hills Corp........................       2,652
    200  Cleco Corp..............................       2,800
    600  DPL, Inc................................       9,204
    400  DQE, Inc................................       6,096

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2002

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
    700  Energy East Corp........................  $   15,463
    300  Great Plains Energy, Inc................       6,864
    200  Hawaiian Electric Industries, Inc.......       8,796
    200  IDACORP, Inc............................       4,966
    400  MDU Resources Group, Inc................      10,324
    400  National Fuel Gas Co....................       8,292
    700  Northeast Utilities.....................      10,619
    300  NSTAR...................................      13,317
    400  OGE Energy Corp.........................       7,040
    300  ONEOK, Inc..............................       5,760
    200  PNM Resources, Inc......................       4,764
    500  Puget Energy, Inc.......................      11,025
    400  Questar Corp............................      11,128
    600  SCANA Corp..............................      18,576
    500  Sierra Pacific Resources................       3,250
    300  Vectren Corp............................       6,900
    400  Westar Energy, Inc......................       3,960
    200  WGL Holdings, Inc.......................       4,784
    600  Wisconsin Energy Corp...................      15,120
    200  WPS Resources Corp......................       7,764
                                                   ----------
                                                      246,425
                                                   ----------
         Total Common Stocks.....................   3,612,637
                                                   ----------
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------

INVESTMENT COMPANIES -- 4.8%
133,084  BNY Hamilton Money Fund.................  $  133,084
  1,160  BNY Hamilton Treasury Money Fund........       1,160
    600  S&P 400 Mid-Cap Depositary Receipt......      47,190
                                                   ----------
         Total Investment Companies..............     181,434
                                                   ----------
         TOTAL (COST $4,193,965) -- 100.1%.......  $3,794,071
                                                   ==========

------------------------------

Percentages indicated are based on net assets of $3,788,590.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation..............   $ 137,717
Unrealized depreciation..............    (537,611)
                                        ---------
Net unrealized depreciation..........   $(399,894)
                                        =========

(b)  Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

ASSETS:
  Investments, at value (cost
   $4,193,965)..........................  $  3,794,071
  Dividends receivable..................         2,561
  Receivable from investment advisor....         4,179
  Prepaid expenses and other assets.....            96
                                          ------------
    Total Assets........................     3,800,907
                                          ------------
LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees............             4
    Shareholder servicing fees..........           809
    Custody fees........................            19
    Other...............................        11,485
                                          ------------
      Total Liabilities.................        12,317
                                          ------------
NET ASSETS:
    Capital.............................     5,963,520
    Accumulated net realized losses from
     investment transactions............    (1,775,036)
    Unrealized depreciation from
     investments........................      (399,894)
                                          ------------
      Net Assets........................  $  3,788,590
                                          ============
    Outstanding units of beneficial
     interest (shares)..................       640,143
                                          ============
    Net Asset Value.....................  $       5.92
                                          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME:
  Dividend income.................................  $     24,556
                                                    ------------
    Total income..................................        24,556
                                                    ------------
EXPENSES:
    Investment advisory fees......................        35,786
    Administration fees...........................         7,953
    Shareholder servicing fees....................         9,941
    Accounting fees...............................        11,771
    Audit fees....................................         9,665
    Custodian fees................................           239
    Legal fees....................................         4,891
    Transfer agent fees...........................        10,000
    Other fees....................................         4,831
                                                    ------------
      Total expenses before fee
      reductions/reimbursements...................        95,077
    Expenses reduced/reimbursed by Investment
     Advisor......................................       (28,037)
    Expenses reduced by Administrator.............        (7,953)
    Expenses reduced by Transfer Agent............        (9,403)
                                                    ------------
    Net expenses..................................        49,684
                                                    ------------
Net Investment Loss...............................       (25,128)
                                                    ------------
REALIZED/UNREALIZED LOSSES FROM INVESTMENTS:
  Net realized losses from investment
   transactions...................................      (260,691)
  Change in unrealized appreciation/depreciation
   from investments...............................      (728,467)
                                                    ------------
    Net realized/unrealized losses from
     investments..................................      (989,158)
                                                    ------------
    Change in net assets resulting from
     operations...................................  $ (1,014,286)
                                                    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                            YEAR ENDED       YEAR ENDED
                                           DECEMBER 31,     DECEMBER 31,
                                               2002             2001
                                          ---------------  ---------------
OPERATIONS:
  Net investment loss...................    $   (25,128)     $   (48,314)
  Net realized losses from investment
   transactions.........................       (260,691)      (1,514,345)
  Change in unrealized
   appreciation/depreciation from
   investments..........................       (728,467)         328,573
                                            -----------      -----------
  Change in net assets resulting from
   operations...........................     (1,014,286)      (1,234,086)
                                            -----------      -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........        558,455          546,933
  Cost of shares redeemed...............        (67,106)            (818)
                                            -----------      -----------
  Change in net assets from capital
   share transactions...................        491,349          546,115
                                            -----------      -----------
  Change in net assets..................       (522,937)        (687,971)
NET ASSETS:
  Beginning of period...................      4,311,527        4,999,498
                                            -----------      -----------
  End of period.........................    $ 3,788,590      $ 4,311,527
                                            ===========      ===========
SHARE TRANSACTIONS:
  Issued................................         83,421           67,894
  Redeemed..............................        (11,070)            (103)
                                            -----------      -----------
  Change in shares......................         72,351           67,791
                                            ===========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                        YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                           2002            2001          2000 (A)
                                       ------------    ------------    -------------
NET ASSET VALUE, BEGINNING OF
 PERIOD............................       $ 7.59          $10.00          $10.00
                                          ------          ------          ------
OPERATIONS:
Net investment loss................        (0.04)          (0.09)         --
Net realized/unrealized losses from
 investments.......................        (1.63)          (2.32)         --
                                          ------          ------          ------
Total from operations..............        (1.67)          (2.41)         --
                                          ------          ------          ------
NET ASSET VALUE, END OF PERIOD.....       $ 5.92          $ 7.59          $10.00
                                          ======          ======          ======
Total Return.......................       (22.00%)        (24.10%)          0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (000).............................       $3,789          $4,312          $4,999
Ratio of expenses to average net
 assets............................         1.25%           1.24%           1.25%(c)
Ratio of net investment income to
 average net assets................        (0.63%)         (1.11%)         (1.25%)(c)
Ratio of expenses to average net
 assets*...........................         2.39%           2.40%          15.16%(c)
Portfolio turnover.................       186.20%         101.57%           0.00%

------------------------

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company established as a Massachusetts business trust.

    The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the AmSouth Enhanced Market Fund ("Enhanced Fund"), the AmSouth International Equity Fund ("International Fund"), the AmSouth Large Cap Fund ("Large Cap Fund") and the AmSouth Mid Cap Fund ("Mid Cap Fund") (collectively, "the Funds" and individually "a Fund"). Shares of the Funds are offered to a separate account of New York Life Insurance and Annuity Company ("New York Life"), as well as other eligible purchasers. The other funds of the Trust are presented elsewhere.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price on any other exchange. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value. Investments in investment companies are valued at their net asset values as reported by such companies.

    RESTRICTED SECURITIES--The investments in restricted securities are valued by the Board of Trustees, or by procedures approved by the Board of Trustees, by considering pertinent factors, including the results of operations and the sales price of recent private placements in its common stock. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    FINANCIAL FUTURES CONTRACTS--The Funds may invest in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that it intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or other market factors. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other asset equal to a certain percentage of contract amount ("initial margin deposit"). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of underlying security. A Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

    FOREIGN CURRENCY TRANSLATION--The market value of investment securities, other assets and liabilities of the International Fund denominated in foreign currency are translated into U.S dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S dollars at the exchange rate on the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange

________________________________________________________________________________

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002
    rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

    Reported net realized foreign exchange gains or losses arise from sales and maturities of Fund securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of the assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

    RISK ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES--Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

    Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investment in issuers or industries deemed sensitive to the relevant nation's interests. These factors may limit the investment opportunities available to the International Equity Fund or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

    FORWARD CURRENCY CONTRACTS--The International Fund may enter into a forward currency contract ("forward") which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

    Forwards may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in the net realized gains/losses from investment and foreign currency transactions. Fluctuations in the value of forwards held are recorded for financial reporting purposes as unrealized gains and losses by the Fund. There were no forwards open at December 31, 2002.

    DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid monthly for the Enhanced Fund, the Large Cap Fund, and the Mid Cap Fund, and annually for the International Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital. Total distributions paid from the Funds for financial reporting purposes do not differ materially from distributions for tax purposes for the year ended
    December 31, 2002.

    FEDERAL INCOME TAXES--It is the intention of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code ("the Code"), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated between the Funds based on their relative net assets or another appropriate method.

________________________________________________________________________________

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

 3.  PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of portfolio securities (excluding short-term securities) for the year ended December 31, 2002, were as follows:

                                                 PURCHASES     SALES
                                                 ----------  ----------
       Enhanced Fund...........................  $3,889,717  $2,946,699
       International Fund......................   8,535,094   8,434,819
       Large Cap Fund..........................   1,685,150     286,702
       Mid Cap Fund............................   7,591,257   7,085,236

 4.  RELATED PARTY TRANSACTIONS:

    AIMCO serves as investment advisor for the Funds. Under the terms of the investment advisory agreement, AIMCO is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows:

       FUNDS                                               ADVISORY FEES
       -----                                               -------------
       Enhanced Fund.....................................         0.45%
       International Fund................................         1.00%
       Large Cap Fund....................................         0.70%
       Mid Cap Fund......................................         0.90%

    AIMCO has voluntary agreed to reduce and/ or reimburse its fees for the Funds to the extent necessary to maintain maximum expense ratios as shown:

       FUNDS                                               EXPENSE RATIOS
       -----                                               --------------
       Enhanced Fund.....................................         1.25%
       International Fund................................         1.50%
       Large Cap Fund....................................         1.25%
       Mid Cap Fund......................................         1.25%

    AmSouth Bank serves as custodian for the Enhanced Fund, Large Cap Fund , and Mid Cap Fund. The Bank of New York serves as custodian for the International Fund. Pursuant to their respective Custodian Agreements with the Trust, AmSouth Bank and The Bank of New York receive compensation from the respective Funds for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.
    BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed based on an annual percentage of 0.20% of the average daily net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

    Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with New York Life Insurance and Annuity Corporation ("New York Life") for the provision of such services and reimburses New York Life for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Funds.

 5.  FEDERAL INCOME TAX INFORMATION:

    At December 31, 2002, the following Funds have capital loss carryforwards, which are available to offset future capital gains, if any, on securities transactions to the extent provided for in the Code:

                                                   AMOUNT    EXPIRES
                                                 ----------  -------
       Enhanced Fund...........................  $  404,430    2009
                                                    355,635    2010
       International Fund......................   1,201,126    2009
                                                  1,212,767    2010
       Large Cap Fund..........................     146,194    2010
       Mid Cap Fund............................   1,514,345    2009
                                                    252,436    2010

    The Funds designate the following eligible distributions for the dividends received deductions for corporations for the year ended December 31, 2002:

                                                           PERCENTAGE
                                                           ----------
       Enhanced Fund.....................................       100%
       Large Cap Fund....................................       100%

________________________________________________________________________________

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

    The tax character of distributions paid during fiscal year ended December 31, 2002 was as follows (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.):

                                  DISTRIBUTIONS PAID FROM:
                                  -------------------------
                                     NET           NET           TOTAL           TAX                       TOTAL
                                  INVESTMENT    LONG TERM       TAXABLE        EXEMPT      TAX RETURN  DISTRIBUTIONS
                                    INCOME    CAPITAL GAINS  DISTRIBUTIONS  DISTRIBUTIONS  OF CAPITAL      PAID
                                  ----------  -------------  -------------  -------------  ----------  -------------
       Enhanced Fund............   $24,679       --             $24,679        --            -$-          $24,679
       International Fund.......    25,849       --              25,849        --            --            25,849
       Large Cap Fund...........    11,061       --              11,061        --            --            11,061
       Mid Cap Fund.............     --          --              --            --            --            --

    As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis was as follows (The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributed primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.):

                                                 UNDISTRIBUTED                                ACCUMULATED
                                  UNDISTRIBUTED    LONG-TERM                                    CAPITAL       UNREALIZED
                                    ORDINARY        CAPITAL     ACCUMULATED  DISTRIBUTIONS     AND OTHER     APPRECIATION/
                                     INCOME          GAINS       EARNINGS       PAYABLE         LOSSES       DEPRECIATION
                                  -------------  -------------  -----------  -------------  ---------------  -------------
       Enhanced Fund............      $199          --             $199         --            $  (760,065)    $(1,390,568)
       International Fund.......     --             --            --            --             (2,413,893)     (1,262,650)
       Large Cap Fund...........       185          --              185         --               (146,194)     (1,982,391)
       Mid Cap Fund.............     --             --            --            --             (1,766,781)       (408,149)

                                     TOTAL
                                  ACCUMULATED
                                   EARNINGS/
                                   (DEFICIT)
                                  -----------
       Enhanced Fund............  $(2,150,434)
       International Fund.......   (3,676,543)
       Large Cap Fund...........   (2,128,400)
       Mid Cap Fund.............   (2,174,930)

________________________________________________________________________________

                         REPORT OF INDEPENDENT AUDITORS

    To the Board of Trustees and Shareholders
    AmSouth Variable Insurance Funds

    We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the AmSouth Variable Insurance Funds (comprised of AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund and AmSouth Mid Cap Fund) (the Funds) as of December 31, 2002, the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights presented herein for the period ended December 31, 2000 were audited by other auditors whose report dated February 20, 2001 expressed an unqualified opinion.

    We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Funds as of December 31, 2002, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States.

                                         /s/ Ernst & Young LLP

    Columbus, Ohio
    February 14, 2003

 SHAREHOLDER VOTE (UNAUDITED):
    On September 13, 2002, a Special Meeting of the Shareholders ("Meeting") of the Funds was held for the following purposes:

    1. To approve proposed investment sub-advisory agreements with respect to the AmSouth Mid Cap Fund and the AmSouth International Equity Fund; and

    2. To approve a proposal that would permit AmSouth Investment Management Company, LLC (AIMCO) and the Trust to enter into or materially change investment sub-advisory agreements with sub-advisors on behalf of each Fund without obtaining shareholder approval.

                                        VOTES               % OF SHARES  % OF SHARES
NUMBER OF                  -------------------------------    PRESENT    OUTSTANDING
FUND SHARES                   FOR      AGAINST   ABSTAINED   VOTED FOR    VOTED FOR
-----------                ----------  --------  ---------  -----------  -----------
Proposal 1
 5,511,433...............   4,854,636   568,256    88,541       100          100
Proposal 2
 5,511,433...............   4,787,170   593,036   131,227       100          100

 TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

                                                                                        NUMBER OF
                                                                                      PORTFOLIOS IN
                              POSITION(S)  TERM OF OFFICE                             FUND COMPLEX
                               HELD WITH    AND LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER TRUSTEESHIPS
NAME, ADDRESS, AND AGE           FUND        TIME SERVED      DURING PAST 5 YEARS        TRUSTEE         HELD BY TRUSTEE*
----------------------        -----------  ---------------  ------------------------  -------------  -------------------------
NON-INTERESTED TRUSTEES
James H. Woodward             Trustee      Indefinite        Chancellor, University        63        J.A. Jones, Inc.
University of North Carolina               4/97 to present    of North Carolina at
  at Charlotte                                                 Charlotte--7/89 to                    AmSouth Mutual Funds
9201 University City Blvd.                                          present
Charlotte, NC 28223
Birthdate: 11/24/1939
Michael Van Buskirk           Trustee      Indefinite       Chief Executive Officer,       25        Coventry Corporation
3435 Stelzer Road                          4/97 to present    Ohio Bankers Assoc.
Columbus, OH 43219                                              (industry trade
Birthdate: 2/22/1947                                         association)--5/91 to
                                                                    present
INTERESTED TRUSTEE
Walter B. Grimm(1)            Trustee      Indefinite        Employee of BISYS Fund        25        1st Source Monogram Funds
3435 Stelzer Road                          4/97 to present     Services--6/92 to
Columbus, OH 43219                                                  present                          American Performance
Birthdate: 6/30/1945
                                                                                                     Brenton Mutual Funds
                                                                                                     Counter Bond Fund
                                                                                                     Kensington Funds
                                                                                                     Perfomance Funds Trust
                                                                                                     The Shelby Funds
                                                                                                     United American Cash
                                                                                                     Reserves
                                                                                                     UST of Boston

--------------------------

  *  Not reflected in prior column.
(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940 Act, because of his employment with BISYS Fund Services.

________________________________________________________________________________

                                  POSITION(S)   TERM OF OFFICE
                                   HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND DATE OF BIRTH     FUND        TIME SERVED       DURING PAST 5 YEARS
--------------------------------  -----------  ----------------  ------------------------
EXECUTIVE OFFICERS

Walter B. Grimm                   President      Indefinite;      Employee of BISYS Fund
3435 Stelzer Road                 and          4/97 to present      Services (6/92 to
Columbus, OH 43219                Chairman of                            present)
Date of Birth: 6/30/45            the Board

Charles L. Booth                  Vice           Indefinite;      Employee of BISYS Fund
3435 Stelzer Road                 President    4/99 to present      Services (4/91 to
Columbus, OH 43219                and                                    present)
Date of Birth: 4/4/60             Assistant
                                  Secretary

Alaina Metz                       Secretary      Indefinite;      Employee of BISYS Fund
3435 Stelzer Road                              4/97 to present      Services (6/95 to
Columbus, OH 43219                                                       present)
Date of Birth: 4/4/67

Trent Statczar                    Treasurer      Indefinite;      Employee of BISYS Fund
3435 Stelzer Road                              8/02 to present      Services (6/93 to
Columbus, OH 43219                                                       present)
Date of Birth: 8/31/71

Nimish Bhatt                      Principal      Indefinite;      Employee of BISYS Fund
3435 Stelzer Road                 Financial    11/98 to present     Services (7/96 to
Columbus, OH 43219                and                                    present)
Date of Birth: 6/6/63             Accounting
                                  Officer and
                                  Comptroller

The officers of the Trust are interested person (as defined in the 1940 Act) and receive no compensation directly from the Funds for performing the duties of their offices.

The Statement of Additional Information contains more information about the Funds and can be obtained free of charge by calling 1-800-762-6212.

________________________________________________________________________________